AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 28, 2000
   --------------------------------------------------------------------------
                                                          FILE NOS. 333-93871
                                                                    811-6116

                           SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C. 20549

                                        FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           POST-EFFECTIVE AMENDMENT NO. 1 /X/

                                         AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                       ACT OF 1940

                                  AMENDMENT NO. 24 /X/

                         NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                               (Exact Name of Registrant)

                            NORTHBROOK LIFE INSURANCE COMPANY
                                   (Name of Depositor)

                            NORTHBROOK LIFE INSURANCE COMPANY
                                    3100 SANDERS ROAD
                               NORTHBROOK, ILLINOIS 60062
                                      847/402-2400
             (Address and Telephone Number of Depositor's Principal Offices)

                                   MICHAEL J. VELOTTA
                      VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                            NORTHBROOK LIFE INSURANCE COMPANY
                                    3100 SANDERS ROAD
                               NORTHBROOK, ILLINOIS 60062
                                      847/402-2400
           (Name, Complete Address and Telephone Number of Agent for Service)

                                       COPIES TO:

   RICHARD T. CHOI, ESQUIRE                   DANIEL J. FITZPATRICK, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                 DEAN WITTER REYNOLDS INC.
 1050 CONNECTICUT AVENUE, N.W.                    TWO WORLD TRADE CENTER
           SUITE 825                             NEW YORK, NEW YORK 10048
  WASHINGTON, D.C. 20036-5366

Approximate date of proposed public offering:  Continuous.

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on January 31, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filign pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

PREFERRED CLIENT VARIABLE ANNUITY

NORTHBROOK LIFE INSURANCE COMPANY
P.O. BOX 94040
PALATINE, IL 60094
TELEPHONE NUMBER: 1-800-654-2397                  PROSPECTUS DATED JANUARY 31,
                                                  2000

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Preferred Client Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 32 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include a fixed account option ("FIXED ACCOUNT OPTION") and 31 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

       - AIM VARIABLE INSURANCE FUNDS, INC.

       - ALLIANCE VARIABLE PRODUCTS SERIES FUND

       - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

       - MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

       - PUTNAM VARIABLE TRUST CLASS IB SHARES

       - VAN KAMPEN LIFE INVESTMENT TRUST

WE (Northbrook) have filed a Statement of Additional Information, dated January 31, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
    IMPORTANT      PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A
     NOTICES       FEDERAL CRIME.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 11
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          12
----------------------------------------------------------------------------
   Purchase of Contracts                                                 13
----------------------------------------------------------------------------
   Contract Value                                                        14
----------------------------------------------------------------------------
   Investment Alternatives                                               15
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          15
----------------------------------------------------------------------------
      The Fixed Account Option                                           17
----------------------------------------------------------------------------
      Transfers                                                          17
----------------------------------------------------------------------------
   Expenses                                                              19
----------------------------------------------------------------------------
   Access to Your Money                                                  20
----------------------------------------------------------------------------
   Income Payments                                                       21
----------------------------------------------------------------------------
   Death Benefits                                                        23
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                        PAGE

OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     25
----------------------------------------------------------------------------
      Northbrook                                                         25
----------------------------------------------------------------------------
      The Variable Account                                               25
----------------------------------------------------------------------------
      The Portfolios                                                     25
----------------------------------------------------------------------------
      The Contract                                                       26
----------------------------------------------------------------------------
      Qualified Plans                                                    26
----------------------------------------------------------------------------
      Legal Matters                                                      27
----------------------------------------------------------------------------
   Taxes                                                                 27
----------------------------------------------------------------------------
   Performance Information                                               30
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                            PAGE
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                          11
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                    11
--------------------------------------------------------------------------------
   Annuitant                                                                  12
--------------------------------------------------------------------------------
   Automatic Additions Program                                                13
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                    18
--------------------------------------------------------------------------------
   Beneficiary                                                                12
--------------------------------------------------------------------------------
   Cancellation Period                                                         4
--------------------------------------------------------------------------------
   * Contract                                                                  1
--------------------------------------------------------------------------------
   Contract Anniversary                                                        5
--------------------------------------------------------------------------------
   Contract Owner ("You")                                                     12
--------------------------------------------------------------------------------
   Contract Value                                                             14
--------------------------------------------------------------------------------
   Contract Year                                                               5
--------------------------------------------------------------------------------
   Death Benefit Anniversary                                                  23
--------------------------------------------------------------------------------
   Death Benefit Combination Option                                           23
--------------------------------------------------------------------------------
   Dollar Cost Averaging Option                                               17
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                              18
--------------------------------------------------------------------------------
   Due Proof of Death                                                         23
--------------------------------------------------------------------------------
   Enhanced Death Benefit                                                     24
--------------------------------------------------------------------------------
   Fixed Account Option                                                       16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            PAGE

   Funds                                                                       1
--------------------------------------------------------------------------------
   Income Plan                                                                21
--------------------------------------------------------------------------------
   Investment Alternatives                                                     1
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Northbrook ("We")                                                          25
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                           6
--------------------------------------------------------------------------------
   Performance Benefit Combination Option                                     24
--------------------------------------------------------------------------------
   Performance Death Benefit Option                                           23
--------------------------------------------------------------------------------
   Performance Income Benefit Option                                          22
--------------------------------------------------------------------------------
   Portfolios                                                                  1
--------------------------------------------------------------------------------
   Qualified Contracts                                                        12
--------------------------------------------------------------------------------
   Right to Cancel                                                             4
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           24
--------------------------------------------------------------------------------
   Systematic Withdrawal Program                                              20
--------------------------------------------------------------------------------
   Valuation Date                                                             13
--------------------------------------------------------------------------------
   Variable Account                                                            1
--------------------------------------------------------------------------------
   Variable Sub-Account                                                        1
--------------------------------------------------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $1,000 or more. You can add to your Contract as often and as much as you like, but each payment must be at least $100.
                                            You must maintain a minimum account size of $1,000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD "). Upon cancellation, we will return your purchase payments adjusted, to the extent state and federal law
                                            permit, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 0.70% of
                                               average daily net assets (0.83% if you select the
                                               PERFORMANCE DEATH BENEFIT OPTION, or the PERFORMANCE
                                               INCOME BENEFIT OPTION, and 0.94% if you select the
                                               PERFORMANCE BENEFIT COMBINATION OPTION or the DEATH
                                               BENEFIT COMBINATION OPTION)
                                            -  Transfer fee of $25 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 32 investment alternatives including:
                                            -  a Fixed Account Option (which credits interest at rates we guarantee)
                                            -  31 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                               -  A I M ADVISORS, INC.
                                               -  ALLIANCE CAPITAL MANAGEMENT, L.P.
                                               -  MORGAN STANLEY DEAN WITTER ADVISORS, INC.
                                               -  MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                                               -  PUTNAM INVESTMENT MANAGEMENT, INC.
                                               -  VAN KAMPEN ASSET MANAGEMENT INC.
                                            To find out current rates being paid on the Fixed Account
                                            Option, or to find out how the Variable Sub-Accounts have
                                            performed, call us at 1-800-654-2397.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  joint and survivor life income
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must
                                            withdraw at least $500 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old.

The Preferred Client Variable Annuity is currently available only to participants in the Morgan Stanley Dean Witter Choice Account Program ("CHOICE ACCOUNT PROGRAM"). The fees and expenses associated with the Choice Account Program are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. These fees are fully described in your Choice Account agreement. You should consult your Morgan Stanley Dean Witter Financial Advisor for details.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 32 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Option. If you invest in the Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
          DATE                                        DATE          PHASE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds. The table and expenses also do not reflect the expenses associated with the Choice Account Program. Please see your Morgan Stanley Dean Witter Financial Advisor for details.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge                                         None
-------------------------------------------------------------------------
Annual Contract Maintenance Charge                        None
-------------------------------------------------------------------------
Transfer Fee                                              $25*
-------------------------------------------------------------------------

  *Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge               0.60%**
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          0.70%
-------------------------------------------------------

**If you select the Performance Death Benefit Option or the Performance Income
  Benefit Option, the mortality and expense risk charge is 0.73%. If you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, the mortality and expense risk charge is 0.84%.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                       Management                                 Other           Total Portfolio
Portfolio                                                 Fees           Rule 12b-1 Fees         Expenses         Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS INC.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        0.62%                 --                0.05%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      0.64%                 --                0.08%                0.72%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       0.61%                 --                0.05%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND(2)
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                          0.75%               0.25%               0.12%                1.12%
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                               0.63%               0.25%               0.10%                0.98%
---------------------------------------------------------------------------------------------------------------------------------
Premier Growth Portfolio                                  1.00%               0.25%               0.09%                1.34%
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
  SERIES
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                              0.50%                 --                0.02%                0.52%
---------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                       0.50%                 --                0.02%                0.52%
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                           0.45%                 --                0.17%                0.62%
---------------------------------------------------------------------------------------------------------------------------------
High Yield                                                0.50%                 --                0.03%                0.53%
---------------------------------------------------------------------------------------------------------------------------------
Utilities                                                 0.65%                 --                0.02%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Income Builder                                            0.75%                 --                0.06%                0.81%
---------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                           0.52%                 --                0.01%                0.53%
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                         0.75%                 --                0.33%                1.08%
---------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                            0.65%                 --                0.05%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                    0.75%                 --                0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
European Growth                                           0.99%                 --                0.12%                1.11%
---------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                            0.99%                 --                0.52%                1.51%
---------------------------------------------------------------------------------------------------------------------------------
Equity                                                    0.50%                 --                0.02%                0.52%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)                                          0.40%                 --                0.19%                0.59%
---------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                             0.65%                 --                0.27%                0.92%
---------------------------------------------------------------------------------------------------------------------------------
Strategist                                                0.50%                 --                0.02%                0.52%
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
  INC.(4)
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                   0.00%                 --                1.95%                1.95%
---------------------------------------------------------------------------------------------------------------------------------
Equity Growth                                             0.09%                 --                0.76%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
International Magnum                                      0.15%                 --                1.00%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                             0.23%                 --                0.82%                1.05%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                          0.17%                 --                0.93%                1.10%
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB SHARES(5)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                          0.46%               0.15%               0.04%                0.65%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                       0.80%               0.15%               0.27%                1.22%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                    0.54%               0.15%               0.04%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST(6)
---------------------------------------------------------------------------------------------------------------------------------
Emerging Growth                                           0.32%                 --                0.53%                0.85%
---------------------------------------------------------------------------------------------------------------------------------

(1) FIGURES SHOWN IN THE TABLE ARE FOR THE YEAR ENDED DECEMBER 31, 1998, UNLESS OTHERWISE NOTED.

(2) Class B of the Alliance Variable Products Series Fund has a distribution plan or "Rule 12b-1 plan" as described in that Fund's prospectus. Because no Class B shares were issued as of December 31, 1998, figures (other than "12b-1 Fees") are based on the expenses of the Fund's Class A shares for the fiscal year ended December 31, 1998, plus Class B's maximum annual
    Rule 12b-1 fee of 0.25%. Fees are stated net of waivers and/or reimbursements. Absent fee waivers and/or reimbursements, the estimated management fees, Rule 12b-1 fees, other expenses, and total annual Portfolio expenses paid to Alliance by the Premier Growth Portfolio as a percentage of net assets, would have been: 1.00%, 0.25%, 0.09%, and 1.34% respectively.

                            8     - PROSPECTUS

(3) Morgan Stanley Dean Witter Advisors Inc. has permanently undertaken to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .50% of the daily net assets of the S&P 500 Index Portfolio.

(4) Morgan Stanley Dean Witter Investment Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser for certain expenses of the Portfolios. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been as follows:

    Emerging Markets Equity                                                     1.25%              2.20%                3.45%
    ------------------------------------------------------------------------------------------------------------------------------
    Equity Growth                                                               0.55%              0.76%                1.31%
    ------------------------------------------------------------------------------------------------------------------------------
    International Magnum                                                        0.80%              1.00%                1.80%
    ------------------------------------------------------------------------------------------------------------------------------
    Mid-Cap Value                                                               0.75%              0.82%                1.57%
    ------------------------------------------------------------------------------------------------------------------------------
    U.S. Real Estate                                                            0.80%              0.93%                1.73%

(5) Since the funds have not offered Class IB shares for a full fiscal year, figures shown in the table for Class IB shares are for the period ended December 31, 1998 and are estimates based on the corresponding expenses for the fund's Class IA shares for the corresponding period, adjusted to reflect the 12b-1 fee paid by Class IB shares. Class IB shares for Putnam VT Growth and Income Fund commenced operations on April 6, 1998 and Class IB shares for Putnam UT International Growth Fund and Putnam VT Voyager Fund commenced operations on April 30, 1998. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements.

(6) Van Kampen Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "TOTAL PORTFOLIO ANNUAL EXPENSES" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been 0.70%, 0.53%, and 1.23%, respectively.

                            9     - PROSPECTUS

EXAMPLE

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- elected the Performance Benefit Combination Option or the Death Benefit Combination Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS INC.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             $16                $51               $ 88                $192
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $17                $53               $ 91                $198
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $16                $51               $ 88                $191
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund                                           $21                $65               $112                $241
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Fund                                $20                $61               $105                $226
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund                                   $23                $72               $123                $264
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S
------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                              $15                $46               $ 80                $176
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Fund                                       $15                $46               $ 80                $176
------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                           $16                $50               $ 86                $187
------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                $15                $47               $ 81                $177
------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                                 $16                $51               $ 88                $192
------------------------------------------------------------------------------------------------------------------------------
Income Builder Fund                                            $18                $56               $ 96                $208
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                           $15                $47               $ 81                $177
------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                            $17                $52               $ 90                $196
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Fund                                    $18                $56               $ 97                $211
------------------------------------------------------------------------------------------------------------------------------
European Growth Fund                                           $21                $65               $111                $240
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Fund                                            $25                $77               $132                $281
------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                                    $15                $46               $ 80                $176
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                             $16                $49               $ 84                $183
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Fund                             $19                $59               $101                $219
------------------------------------------------------------------------------------------------------------------------------
Strategist Fund                                                $15                $46               $ 80                $176
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity Fund                                         $21                $64               $110                $237
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Fund                                          $21                $65               $111                $239
------------------------------------------------------------------------------------------------------------------------------
International Magnum Fund                                      $21                $66               $113                $244
------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                                             $18                $57               $ 98                $212
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                                   $30                $91               $154                $325
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                             $20                $63               $108                $233
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST CLASS IB SHARES
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               $16                $51               $ 87                $190
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            $22                $68               $117                $251
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         $17                $53               $ 91                $199
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                                           $18                $57               $ 98                $212
------------------------------------------------------------------------------------------------------------------------------

Please remember that you are looking at an example and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Performance Benefit Combination Option, or the Death Benefit Combination Option, with a mortality and expense risk charge of 0.84%. If those options were not elected, the expense figures shown above would be slightly lower.

                            10    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

The financial statements of the Variable Account and Northbrook as of December 31, 1998 and for the periods ended December 31, 1998 and 1997 and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information. The financial statements of the Variable Account and Northbrook as of and for the periods ended September 30, 1999 are unaudited and also appear in the Statement of Additional Information.

                            11    - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Preferred Client Variable Annuity is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner or Annuitant dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page .

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you

                            12    - PROSPECTUS
may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Choice Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Option. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permit, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                            13    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            14    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 31 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Portfolio:                           Each Portfolio Seeks:                Investment Adviser:
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. Capital Appreciation Fund   Growth of capital
AIM V.I. Growth Fund                 Growth of capital
AIM V.I. Value Fund                  Long-term growth of capital
                                                                            A I M Advisors, Inc.
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Growth Portfolio                     Long-term growth of capital.
                                     Current income is incidental to the
                                     Portfolio's objective
Growth and Income Portfolio          Reasonable current income and
                                     reasonable opportunity for
                                     appreciation
Premier Growth Portfolio             Growth of capital by pursuing
                                     aggressive investment policies
                                                                              Alliance Capital
                                                                              Management, L.P.
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Money Market Portfolio               High current income, preservation
                                     of capital, and liquidity
Quality Income Plus Portfolio        High current income and, as a
                                     secondary objective, capital
                                     appreciation when consistent with
                                     its primary objective
Short-Term Bond Portfolio            High current income consistent with
                                     preservation of capital
High Yield Portfolio                 High current income and, as a
                                     secondary objective, capital
                                     appreciation when consistent with
                                     its primary objective
Utilities Portfolio                  Capital appreciation and current
                                     income
Income Builder Portfolio             Reasonable income and, as a
                                     secondary objective, growth of
                                     capital
Dividend Growth Portfolio            Reasonable current income and
                                     long-term growth of income and
                                     capital
Capital Growth Portfolio             Long-term capital growth
Global Dividend Growth Portfolio     Reasonable current income and
                                     long-term growth of income and
                                     capital
European Growth Portfolio            To maximize the capital
                                     appreciation on its investments
Pacific Growth Portfolio             To maximize the capital
                                     appreciation on its investments
Aggressive Equity Portfolio          Capital Growth
Equity Portfolio                     Growth of capital and, as a
                                     secondary objective, income when
                                     consistent with its primary
                                     objective.
S&P 500 Index                        Investment results that, before
                                     expenses, correspond to the total
                                     return of the Standard and Poor's
                                     500 Composite Stock Price Index
Competitive Edge "Best Ideas"        Long-term capital growth
Portfolio
Strategist Portfolio                 High total investment return
                                                                             Morgan Stanley Dean
                                                                           Witter Advisors, Inc.

                            15    - PROSPECTUS

Portfolio:                           Each Portfolio Seeks:                Investment Adviser:
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Equity Growth Portfolio              Long-term capital appreciation
U.S. Real Estate Portfolio           Above-average current income and
                                     long-term capital appreciation
International Magnum Portfolio       Long-term capital appreciation
Emerging Markets Equity Portfolio    Long-term capital appreciation
                                                                             Morgan Stanley Dean
                                                                              Witter Investment
                                                                              Management, Inc.
Mid-Cap Value                        Above-average total return over a       Miller Anderson &
                                     market cycle of three to five years          Sherrerd
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income Fund     Capital growth and current income
Putnam VT International Growth Fund  Capital appreciation
Putnam VT Voyager Fund               Capital appreciation
                                                                              Putnam Investment
                                                                              Management, Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio            Capital appreciation                     Van Kampen Asset
                                                                               Management Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            16    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTION
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. We are currently offering only a Dollar Cost Averaging Fixed Account Option ("DOLLAR COST AVERAGING OPTION"), described below. We may offer additional Fixed Account options in the future. The Dollar Cost Averaging Option may not be available in all states. Northbrook may also limit the availability of the Dollar Cost Averaging Option. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTION
You may establish a Dollar Cost Averaging Program, as described on page 18, by allocating purchase payments to the DOLLAR COST AVERAGING OPTION. Purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for up to a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.

The crediting rates for the Dollar Cost Averaging Option will never be less than 3% annually.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Option. For current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-654-2397.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into the Dollar Cost Averaging Option. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Option for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Option at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to

                            17    - PROSPECTUS
receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Option to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Option in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                            18    - PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 0.60% of the average daily net assets you have invested in the Variable Sub-Accounts (0.73% if you select either the Performance Death Benefit Option or the Performance Income Benefit Option, and 0.84% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current changes will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Performance Income Benefit Option to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We guarantee the administrative expense charge and we cannot increase it. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge a $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not is was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

The Preferred Client Variable Annuity is offered only to participants in the Choice Account Program. The fees and expenses associated with the Program are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. You should consult your Morgan Stanley Dean Witter Financial Advisor for details.

                            19    - PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/or the Fixed Account Option. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

We impose no withdrawal charge for withdrawals out of the Preferred Client Variable Annuity. However, withdrawals, including withdrawals made to pay all or part of any fee associated with the Choice Account Program, also may be subject to income tax and a 10% penalty tax, as described in "Taxes," below. In addition, a charge may apply if you decide to no longer participate in the Choice Account Program. You should consult your Morgan Stanley Dean Witter Financial advisor for details.

The total amount paid or surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payment or transfers from the Fixed Account Option for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less any applicable charges and taxes.

                            20    - PROSPECTUS

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than:

- the Annuitant's 90th Birthday, or

- the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payment for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.
  The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 TO 30
YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments due.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Option on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Option to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

                            21    - PROSPECTUS

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is an optional benefit that you may elect. On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals. You must exercise the benefit by age 90.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if

                            22    - PROSPECTUS
the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary. In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Performance Death Benefit or the Enhanced Death Benefit

                            23    - PROSPECTUS
described below. THE ENHANCED DEATH BENEFIT IS ONLY AVAILABLE THROUGH THE DEATH BENEFIT COMBINATION OPTION. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

ENHANCED DEATH BENEFIT. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate the Enhanced Death Benefit as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Enhanced Death Benefit by the percentage of any Contract Value withdrawn since the prior Contract Anniversary; and

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

PERFORMANCE BENEFIT COMBINATION OPTION. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

None of the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2.apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

- the life of the new Contract owner; or

- for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). The Contract may only be continued once.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

                            24    - PROSPECTUS

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

MORE INFORMATION
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NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is an Arizona stock life insurance company organized in 1978. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Life Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 31 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with

                            25    - PROSPECTUS
instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rate basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

                            26    - PROSPECTUS

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross

                            27    - PROSPECTUS
premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a Beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS.
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

                            28    - PROSPECTUS

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            29    - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges. Performance advertisements also may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            30    - PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchase of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------

----------------------------------------------------------------------------
DESCRIPTION

   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                        PREFERRED CLIENT VARIABLE ANNUITY




Northbrook Life and Annuity Company         Statement of Additional Information
Northbrook Variable Annuity Account II              Dated January 31, 2000
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397




This Statement of Additional Information supplements the information in the prospectus for the Preferred Client Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated January 31, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Dean Witter Preferred Client Variable Annuity Contracts.

                                   TABLE OF CONTENTS





Description                                                            Page
-----------                                                            ----
Additions, Deletions or Substitutions of Investments                     1
The Contract                                                             2
         Purchase of Contracts                                           2
         Tax-free Exchanges (1035 Exchanges, Rollovers and               2
               Transfers)
Performance Information                                                  3
Calculation of Accumulation Unit Values                                 13
Calculation of Variable Income Payments                                 13
General Matters                                                         14
         Incontestability                                               14
         Settlements                                                    14
         Safekeeping of the Variable Account's Assets                   15
         Premium Taxes                                                  15
         Tax Reserves                                                   15
Federal Tax Matters                                                     16
Experts                                                                 19
Financial Statements                                                    19

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

Dean Witter Reynolds Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =    average annual total return

         ERV      =    ending  redeemable  value  of  a  hypothetical  $1,000
                       payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =    number of years in the period

         1000     =    hypothetical $1,000 investment



The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for Money Market Variable Sub-Account. No standardized total returns are shown for the Variable Sub-Accounts marked with an asterisk (*) below which had not commenced operations as of the date of this Statement of Additional Information.

The Preferred Client Variable Annuity Contracts were first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Preferred Client Contracts.

Variable Sub-Account Inception Dates:

Morgan Stanley Dean Witter Variable Investment Series:

Variable Sub-Account                                 Date
--------------------                                 ----
Quality Income Plus                                  October 25, 1990
High Yield                                           October 25, 1990
Utilities                                            October 25, 1990
Dividend Growth                                      October 25, 1990
Equity                                               October 25, 1990
Strategist                                           October 25, 1990
Capital Growth                                       March 1, 1991
European Growth                                      March 1, 1991
Global Dividend Growth                               February 23, 1994
Pacific Growth                                       February 23, 1994
Income Builder                                       January 21, 1997
Short-Term  Bond                                     May 3, 1999
Aggressive  Equity                                   May 3, 1999
S&P 500 Index                                        May 18, 1998
Competitive Edge ("Best Ideas")                      May 18, 1998

Morgan Stanley Dean Witter Universal Funds, Inc.:

Variable Sub-Account                                 Date
--------------------                                 ----
Equity Growth                                        March 16, 1998
International Magnum                                 March 16, 1998
Emerging Markets Equity                              March 16, 1998
U.S. Real Estate                                     May 18, 1998
Mid-Cap Value*                                       January 31, 2000

Van Kampen Life Investment Trust:

Variable Sub-Account                                 Date
--------------------                                 ----
Emerging Growth                                      March 16, 1998

AIM Variable Insurance Funds, Inc.:

Variable Sub-Account                                 Date
--------------------                                 ----
Capital Appreciation*                                January 31, 2000
Growth*                                              January 31, 2000
Value*                                               January 31, 2000

Alliance Variable Products Series Fund:

Variable Sub-Account                                 Date
--------------------                                 ----
Growth*                                              January 31, 2000
Growth and Income*                                   January 31, 2000
Premier Growth*                                      January 31, 2000

Putnam Variable Trust (Class IB Shares):

Variable Sub-Account                                 Date
--------------------                                 ----
Growth and Income*                                   January 31, 2000
International Growth*                                January 31, 2000
Voyager*                                             January 31, 2000

* The Variable Sub-Account had not commenced operations as of the date of this Statement of Additional Information.


(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION OR  PERFORMANCE  INCOME  BENEFIT
OPTION)

                                                             10 Years or Since
Variable Sub-Account                One Year    Five Years  Portfolio Inception
--------------------                --------    ----------  -------------------
High Yield                            -2.02%       5.13%            7.55%
Equity                                57.49%      34.77%           22.19%
Quality Income Plus                   -4.98%       7.15%            7.01%
Strategist                            16.53%      15.44%           12.25%
Dividend Growth                       -3.07%      17.86%           15.50%
Utilities                             11.93%      19.06%           14.58%
European Growth                       28.21%      24.00%           18.85%
Capital Growth                        32.37%      23.36%           14.54%
Pacific Growth                        64.94%      -0.14%           -1.57%
Global Dividend Growth                13.85%      14.94%           12.54%
Income Builder                         6.32%        N/A            10.04%
Equity Growth                         38.48%        N/A            20.95%
International Magnum                  24.32%        N/A            11.67%
Emerging Markets Equity               94.32%        N/A            19.68%
U.S. Real Estate                      -2.16%        N/A            -8.27%
Competitive Edge ("Best Ideas")       25.22%        N/A            13.23%
S&P 500 Index                         18.86%        N/A            19.12%
Short-Term Bond                         N/A         N/A             1.64%
Aggressive Equity                       N/A         N/A            75.94%
Mid-Cap Value*                          N/A         N/A             N/A
Van Kampen Emerging Growth           102.96%        N/A            64.73%
AIM V.I. Capital Appreciation*          N/A         N/A             N/A
AIM V.I. Growth*                        N/A         N/A             N/A
AIM V.I Value*                          N/A         N/A             N/A
Alliance Growth*                        N/A         N/A             N/A
Alliance Growth and Income*             N/A         N/A             N/A
Alliance Premier Growth*                N/A         N/A             N/A
Putnam VT Growth and Income*            N/A         N/A             N/A
Putnam VT International Growth*         N/A         N/A             N/A
Putnam VT Voyager*                      N/A         N/A             N/A

(WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                            10 Years or Since
Variable Sub-Account              One Year    Five Years   Portfolio Inception
--------------------              --------    ----------   -------------------
High Yield                          -2.15%         4.99%          7.41%
Equity                              57.28%        34.59%         22.03%
Quality Income Plus                 -5.11%         7.01%          6.87%
Strategist                          16.38%        15.29%         12.10%
Dividend Growth                     -3.20%        17.71%         15.35%
Utilities                           11.78%        18.91%         14.43%
European Growth                     28.05%        23.84%         18.70%
Capital Growth                      32.19%        23.20%         14.39%
Pacific Growth                      64.72%        -0.27%         -1.69%
Global Dividend Growth              13.71%        14.79%         12.40%
Income Builder                       6.18%           N/A          9.90%
Equity Growth                       38.30%           N/A         20.79%
International Magnum                24.16%           N/A         11.53%
Emerging Markets Equity             94.07%           N/A         19.53%
U.S. Real Estate                    -2.29%           N/A         -8.39%
Competitive Edge ("Best             25.05%           N/A         13.08%
Ideas")
S&P 500 Index                       18.71%           N/A         18.96%
Short-Term Bond                       N/A            N/A          1.51%
Aggressive Equity                     N/A            N/A         75.71%
Van Kampen Emerging Growth         102.69%           N/A         64.51%
Mid-Cap Value*                        N/A            N/A           N/A
AIM V.I Capital Appreciation*         N/A            N/A           N/A
AIM V.I Growth*                       N/A            N/A           N/A
AIM V.I Value*                        N/A            N/A           N/A
Alliance Growth*                      N/A            N/A           N/A
Alliance Growth and Income*           N/A            N/A           N/A
Alliance Premier Growth*              N/A            N/A           N/A
Putnam VT Growth and Income*          N/A            N/A           N/A
Putnam VT International Growth*       N/A            N/A           N/A
Putnam Voyager*                       N/A            N/A           N/A

(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                            10 Years or Since
Variable Sub-Account            One Year    Five Years      Portfolio Inception
                                --------    ----------      -------------------

High Yield                       -2.25%         4.87%              7.29%
Equity                           57.11%        34.44%             21.90%
Quality Income Plus              -5.21%         6.89%              6.75%
Strategist                       16.25%        15.16%             11.98%
Dividend Growth                  -3.30%        17.58%             15.22%
Utilities                        11.66%        18.78%             14.30%
European Growth                  27.91%        23.71%             18.57%
Capital Growth                   32.05%        23.07%             14.26%
Pacific Growth                   64.54%        -0.38%             -1.80%
Global Dividend Growth           13.58%        14.67%             12.27%
Income Builder                    6.06%           N/A              9.77%
Equity Growth                    38.15%           N/A             20.66%
International Magnum             24.02%           N/A             11.41%
Emerging Markets Equity          93.86%           N/A             19.39%
U.S Real Estate                  -2.39%           N/A             -8.49%
Competitive Edge ("Best          24.92%           N/A             12.96%
Ideas")
S&P 500 Index                    18.58%           N/A             18.83%
Short-Term Bond                    N/A            N/A              1.40%
Aggressive Equity                  N/A            N/A             75.52%
Mid-Cap Value*                     N/A            N/A              N/A
Van Kampen Emerging Growth      102.47%           N/A             64.33%
AIM V.I Capital Appreciation*      N/A            N/A              N/A
AIM V.I Growth*                    N/A            N/A              N/A
AIM V.I Value*                     N/A            N/A              N/A
Alliance Growth*                   N/A            N/A              N/A
Alliance Growth and Income*        N/A            N/A              N/A
Alliance Premier Growth*           N/A            N/A              N/A
Putnam VT Growth and Income*       N/A            N/A              N/A
Putnam VT International Growth*    N/A            N/A              N/A
Putnam VT Voyager*                 N/A            N/A              N/A

NON-STANDARDIZED TOTAL RETURNS

From time to time, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Variable Sub-Account's operation) to date" (day of the advertisement).

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                              Inception Date of
Variable Sub-Account                        Corresponding Portfolio
--------------------                        -----------------------
High Yield                                      March 9, 1984
Equity                                          March 9, 1984
Quality Income Plus                             March 1, 1987
Strategist                                      March 1, 1987
Dividend Growth                                 March 1, 1990
Utilities                                       March 1, 1990
European Growth                                 March 1, 1991
Capital Growth                                  March 1, 1991
Pacific Growth                                  February 24, 1994
Global Dividend Growth                          February 24, 1994
Income Builder                                  January 21, 1997
Equity Growth                                   January 2, 1997
International Magnum                            January 2, 1997
Emerging Markets Equity                         October 1,1996
Mid-Cap Value                                   January 2, 1997
U.S. Real Estate                                March 4, 1997
Competitive Edge ("Best                         May 18, 1998
Ideas")
S&P 500 Index                                   May 18, 1998
Short-Term Bond                                 May 2, 1999
Aggressive Equity                               May 2, 1999
Van Kampen Emerging Growth                      July 3, 1995
AIM V.I. Capital Appreciation                   May 5, 1993
AIM V.I. Growth                                 May 5, 1993
AIM V.I. Value                                  May 5, 1993
Alliance Growth                                 September 15, 1994
Alliance Growth and Income                      January 14, 1991
Alliance Premier Growth                         July 14, 1999
Putnam VT Growth and Income                     February 1, 1988
Putnam VT International Growth                  January 2, 1997
Putnam VT Voyager                               February 1, 1988


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )

                                                             10 Years or Since
Variable Sub-Account            One Year     Five Years     Portfolio Inception
--------------------            --------     ----------     -------------------

High Yield                        -2.02%         5.13%             7.55%
Equity                            57.49%        34.77%            22.19%
Quality Income Plus               -4.98%         7.15%             7.01%
Strategist                        16.53%        15.44%            12.25%
Dividend Growth                   -3.07%        17.86%            12.25%
Utilities                         11.93%        19.06%            13.45%
European Growth                   28.21%        24.00%            18.85%
Capital Growth                    32.37%        23.36%            14.54%
Pacific Growth                    64.94%        -0.14%            -1.57%
Global Dividend Growth            13.85%        14.94%            12.54%
Income Builder                     6.32%           N/A            10.04%
Equity Growth                     38.48%           N/A            29.50%
International Magnum              24.32%           N/A            12.65%
Emerging Markets Equity           94.32%           N/A            11.30%
Mid-Cap Value                     19.75%           N/A            23.44%
U.S. Real Estate                  -2.16%           N/A            -0.28%
Competitive Edge ("Best           25.22%           N/A            13.23%
Ideas")
S&P 500 Index                     18.86%           N/A            19.12%
Short-Term Bond                    N/A             N/A             1.64%
Aggressive Equity                  N/A             N/A            75.94%
Van Kampen Emerging Growth       102.96%           N/A            64.73%
AIM V.I. Capital Appreciation     43.61%        23.98%            20.95%
AIM V.I. Growth                   34.29%        26.95%            20.80%
AIM V.I. Value                    28.99%        25.10%            21.31%
Alliance Growth                   33.53%        30.44%            29.75%
Alliance Growth and Income        10.59%        23.05%            14.68%
Alliance Premier Growth            N/A             N/A            29.37%
Putnam VT Growth and Income        0.76%        18.40%            13.04%
Putnam VT International Growth    58.92%           N/A            29.21%
Putnam VT Voyager                 56.91%        30.55%            21.28%

(WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)


                                                             10 Years or Since
Variable Sub-Account            One Year     Five Years     Portfolio Inception
--------------------            --------     ----------     -------------------

High Yield                        -2.15%           4.99%              7.41%
Equity                            57.28%          34.59%             22.03%
Quality Income Plus               -5.11%           7.01%              6.87%
Strategist                        16.38%          15.29%             12.10%
Dividend Growth                   -3.20%          17.71%             12.10%
Utilities                         11.78%          18.91%             13.30%
European Growth                   28.05%          23.84%             18.70%
Capital Growth                    32.19%          23.20%             14.39%
Pacific Growth                    64.72%          -0.27%             -1.69%
Global Dividend Growth            13.71%          14.79%             12.40%
Income Builder                     6.18%           N/A                9.90%
Equity Growth                     38.30%           N/A               29.33%
International Magnum              24.16%           N/A               12.51%
Emerging Markets Equity           94.07%           N/A               11.15%
Mid-Cap Value                     19.60%           N/A               23.28%
U.S. Real Estate                  -2.29%           N/A               -0.41%
Competitive Edge ("Best           25.05%           N/A               13.08%
Ideas")
S&P 500 Index                     18.71%           N/A               18.96%
Short-Term Bond                    N/A             N/A                1.51%
Aggressive Equity                  N/A             N/A               75.71%
Van Kampen Emerging Growth       102.69%           N/A               64.51%
AIM V.I. Capital Appreciation     43.42%          23.82%             20.80%
AIM V.I. Growth                   34.12%          26.79%             20.64%
AIM V.I. Value                    28.82%          24.94%             21.16%
Alliance Growth                   33.36%          30.27%             29.58%
Alliance Growth and Income        10.45%          22.89%             14.53%
Alliance Premier Growth            N/A             N/A               29.20%
Putnam VT Growth and Income        0.62%          18.25%             12.89%
Putnam VT International Growth    58.71%           N/A               29.04%
Putnam VT Voyager                 56.71%          30.38%             21.12%

(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                             10 Years or Since
Variable Sub-Account            One Year   Five Years       Portfolio Inception
--------------------            --------   ----------       -------------------

High Yield                        -2.25%        4.87%              7.29%
Equity                            57.11%       34.44%             21.90%
Quality Income Plus               -5.21%        6.89%              6.75%
Strategist                        16.25%       15.16%             11.98%
Dividend Growth                   -3.30%       17.58%             11.98%
Utilities                         11.66%       18.78%             13.18%
European Growth                   27.91%       23.71%             18.57%
Capital Growth                    32.05%       23.07%             14.26%
Pacific Growth                    64.54%       -0.38%             -1.80%
Global Dividend Growth            13.58%       14.67%             12.27%
Income Builder                     6.06%          N/A              9.77%
Equity Growth                     38.15%          N/A             29.19%
International Magnum              24.02%          N/A             12.38%
Emerging Markets Equity           93.86%          N/A             11.03%
Mid-Cap Value                     19.47%          N/A             23.15%
U.S. Real Estate                  -2.39%          N/A             -0.52%
Competitive Edge ("Best           24.92%          N/A             12.96%
Ideas")
S&P 500 Index                     18.58%          N/A             18.83%
Short-Term Bond                    N/A            N/A              1.40%
Aggressive Equity                  N/A            N/A             75.52%
Van Kampen Emerging Growth       102.47%          N/A             64.33%
AIM V.I. Capital Appreciation     43.26%       23.69%             20.66%
AIM V.I. Growth                   33.97%       26.65%             20.51%
AIM V.I. Value                    28.68%       24.80%             21.02%
Alliance Growth                   33.21%       30.13%             29.44%
Alliance Growth and Income        10.33%       22.76%             14.40%
Alliance Premier Growth            N/A            N/A             29.06%
Putnam VT Growth and Income        0.51%       18.12%             12.77%
Putnam VT International Growth    58.54%          N/A             28.90%
Putnam VT Voyager                 56.54%       30.24%             20.99%

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

The financial statements and related financial statement schedule of Northbrook as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1998 and for the periods indicated in the table of contents to the financial statements appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Northbrook as of December 31, 1998 and for the periods ended December 31, 1998 and 1997 and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of the Variable Account and Northbrook for the period ended September 30, 1999 also appear on the pages that follow and are unaudited. The financial statements of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

 -------------------------------------------------------------------------------
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                  Financial Statements as of December 31, 1998
                   and for the periods ended December 31, 1998
                           and December 31, 1997, and
                          Independent Auditors' Report

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Independent Auditors' Report                                                  1

Statements of Net Assets as of December 31, 1998 for the following:

   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                        2
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth
     Capital Appreciation
     Income Builder
     Competitive Edge "Best Ideas"
     S&P 500 Index
   Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.
    Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth
     U.S. Real Estate
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Statements of Operations for the following:

For the Year Ended December 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                    3,4,5
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth
     Capital Appreciation
     Income Builder

For the Period May 18, 1998 to December 31, 1998                              5
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:
     Competitive Edge "Best Ideas"
     S&P 500 Index

For the Period March 16, 1998 to December 31, 1998                            5
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth

For the Period May 18, 1998 to December 31, 1998                              5
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     U.S. Real Estate

For the Period March 16, 1998 to December 31, 1998                            5
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
Statements of Changes in Net Assets for the following:

For the Years Ended December 31, 1998, and 1997
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                  6,7,9,10
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth

For the Year Ended  December  31,  1998,  and for the Period
 January 21, 1997 to December 31, 1997
   Investments in the Morgan Stanley Dean Witter Variable
    Investment Series Portfolios:
     Capital Appreciation
     Income Builder                                                        8, 10

For the Period May 18, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                        8
     Competitive Edge "Best Ideas"
     S&P 500 Index

For the Period March 16, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth

For the Period May 18, 1998 to December 31, 1998
   Investment in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolio:
     U.S. Real Estate

For the Period March 16, 1998 to December 31, 1998
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

Notes to Financial Statements                                              11-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for purposes of this report), listed in the table of contents, that comprise Northbrook Variable Annuity Account II (the "Account"), a Separate Account of Northbrook Life Insurance Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 18, 1999

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

($ and shares in thousands)


ASSETS
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
  Money Market, 401,023 shares (cost $401,023)                    $    401,023
  High Yield, 66,497 shares (cost $407,839)                            337,140
  Equity, 26,919 shares (cost $761,382)                              1,038,517
  Quality Income Plus, 45,087 shares (cost $481,586)                   495,962
  Strategist,  33,442 shares (cost $456,197)                           556,471
  Dividend Growth, 94,314 shares (cost $1,606,539)                   2,087,163
  Utilities, 23,911 shares (cost $353,913)                             508,112
  European Growth, 17,375 shares (cost $353,686)                       472,241
  Capital Growth, 6,310 shares (cost $100,444)                         128,471
  Global Dividend Growth, 32,832 shares (cost $405,572)                454,072
  Pacific Growth, 9,197 shares (cost $66,760)                           47,365
  Capital Appreciation, 3,020 shares (cost $33,114)                     31,290
  Income Builder, 7,319 shares (cost $83,510)                           83,874
  Competitive Edge "Best Ideas", 3,599 shares (cost $34,032)            35,309
  S&P 500 Index, 4,143 shares (cost $41,873)                            46,487

Investments in the Morgan Stanley Dean Witter Universal Funds,
 Inc. Portfolios:
  International Magnum, 308 shares (cost $3,639)                         3,463
  Emerging Markets Equity, 205 shares (cost $1,636)                      1,459
  Equity Growth, 1,701 shares (cost $24,283)                            25,683
  U.S. Real Estate, 202 shares (cost $2,036)                             1,980

Investments in the Van Kampen Life Investment Trust Portfolio:
  Emerging Growth, 426 shares (cost $8,141)                              9,640
                                                                  ------------
         Total assets                                                6,765,722

LIABILITIES
Payable to Northbrook Life Insurance Company:
  Accrued contract maintenance charges                                   1,499
                                                                  ------------
           Net assets                                             $  6,764,223
                                                                  ============

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                            Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                                       --------------------------------------------------------------------------
                                                                           For the Year Ended December 31, 1998
                                                       --------------------------------------------------------------------------
                                                                                               Quality
                                                         Money        High                      Income                  Dividend
                                                         Market       Yield        Equity        Plus     Strategist     Growth
                                                       ---------    ---------    ---------    ---------   ----------    ---------

INVESTMENT INCOME
Dividends                                              $  17,397    $  43,535    $ 109,635    $  28,193     $ 56,397    $ 209,394
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk                              (4,498)      (4,678)     (11,173)      (5,781)      (6,152)     (25,103)
  Administrative expense                                    (350)        (360)        (862)        (455)        (480)      (1,944)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net investment income (loss)                        12,549       38,497       97,600       21,957       49,765      182,347
                                                       ---------    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                  239,277      154,402       95,654       59,783       60,552      184,605
    Cost of investments sold                             239,277      164,118       73,762       58,900       51,539      133,624
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net realized gains (losses)                             --       (9,716)      21,892          883        9,013       50,981
                                                       ---------    ---------    ---------    ---------    ---------    ---------
 Change in unrealized gains (losses)                          --      (58,495)     101,407        7,935       48,208      (11,845)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net gains (losses) on investments -                     --      (68,211)     123,299        8,818       57,221       39,136
                                                       ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $  12,549    $ (29,714)   $ 220,899    $  30,775    $ 106,986    $ 221,483
                                                       =========    =========    =========    =========    =========    =========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------


($ in thousands)
                                                            Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                                       --------------------------------------------------------------------------
                                                                           For the Year Ended December 31, 1998
                                                       --------------------------------------------------------------------------
                                                                                                Global                   Capital
                                                                    European      Capital      Dividend     Pacific      Appreci-
                                                       Utilities     Growth       Growth        Growth       Growth       ation
                                                       ---------    ---------    ---------    --------     ---------    ---------

INVESTMENT INCOME
Dividends                                              $  34,513    $  32,912    $   9,336    $  56,581    $   2,661    $     200
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk                              (5,586)      (5,623)      (1,586)      (5,960)        (645)        (420)
  Administrative expense                                    (439)        (436)        (123)        (462)         (50)         (32)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net investment income (loss)                        28,488       26,853        7,627       50,159        1,966         (252)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                   67,310      104,720       26,648       87,138       69,894       10,850
    Cost of investments sold                              47,924       80,227       22,224       77,300       93,611       10,897
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net realized gains (loss)                           19,386       24,493        4,424        9,838      (23,717)         (47)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
 Change in unrealized gains (losses)                      41,969       25,370        6,985      (15,619)      14,937       (2,968)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net gains (losses) on investments                   61,355       49,863       11,409       (5,781)      (8,780)      (3,015)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $  89,843    $  76,716    $  19,036    $  44,378    $ (6,814)    $ (3,267)
                                                       =========    =========    =========    =========    =========    =========

See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                                                                     Van Kampen
                                                                                                                       Life
                                                                                                                     Investment
                                           Morgan Stanley Dean Witter        Morgan Stanley Dean Witter Univeral       Trust
                                           Variable Investment Series              Funds, Inc. Portfolios            Portfolio
                                         ------------------------------   -----------------------------------------  ----------
                                                                                                           For the     For the
                                         For the                                                           Period      Period
                                           Year                                                            May 18,    March 16,
                                          Ended       For the Period                                       1998 to    1998 to
                                         December     May 18, 1998 to        For the Period March 16,      December   December
                                         31, 1998    December 31, 1998      1998 to December 31, 1998      31, 1998   31, 1998
                                         --------   -------------------   ------------------------------   ---------  ---------
                                                    Compet-
                                                     itive
                                                     Edge                 Inter-     Emerging                U.S.
                                          Income    "Best      S&P 500   national     Markets    Equity      Real     Emerging
                                          Builder    Ideas"     Index     Magnum      Equity     Growth     Estate     Growth
                                         --------   --------   --------  ---------   --------   --------   --------   --------

INVESTMENT INCOME
Dividends                                $  4,591   $     --   $     --   $     20   $      7   $    106   $     54   $     --
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk               (1,007)      (199)      (159)       (25)        (9)      (172)       (10)       (44)
  Administrative expense                      (76)       (15)       (12)        (2)        (1)       (13)        (1)        (3)
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net investment income (loss)          3,508       (214)      (171)        (7)        (3)       (79)        43        (47)
                                         --------   --------   --------   --------   --------   --------   --------   --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of
   investments:
    Proceeds from sales                     9,687      9,230      1,921      1,007        603      2,815        298      1,422
    Cost of investments sold                9,828      9,577      1,955      1,082        669      3,027        328      1,474
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net realized gains (losses)            (141)      (347)       (34)       (75)       (66)      (212)       (30)       (52)
                                         --------   --------   --------   --------   --------   --------   --------   --------
 Change in unrealized gains (losses)       (3,234)     1,277      4,614       (176)      (177)     1,400        (56)     1,499
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net gains (losses) on investments    (3,375)       930      4,580       (251)      (243)     1,188        (86)     1,447
                                         --------   --------   --------   --------   --------   --------   --------   --------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $    133   $    716   $  4,409   $   (258)  $   (246)  $  1,109   $    (43)  $  1,400
                                         ========   ========   ========   ========   ========   ========   ========   ========


See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                     Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                       --------------------------------------------------------------------------------------
                                                                  For the Year Ended December 31, 1998
                                       --------------------------------------------------------------------------------------
                                                                                      Quality
                                          Money          High                         Income                        Dividend
                                         Market         Yield          Equity          Plus         Strategist       Growth
                                       -----------    -----------    -----------    -----------    -----------    -----------

FROM OPERATIONS
Net investment income (loss)           $    12,549    $    38,497    $    97,600    $    21,957    $    49,765    $   182,347
Net realized gains (losses)                     --         (9,716)        21,892            883          9,013         50,981
Change in unrealized gains (losses)             --        (58,495)       101,407          7,935         48,208        (11,845)
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets resulting
        from operations                     12,549        (29,714)       220,899         30,775        106,986        221,483

FROM CAPITAL TRANSACTIONS
Deposits                                   129,304         89,840        172,406         61,783         73,193        365,505
Benefit payments                           (10,995)        (6,105)        (8,144)        (7,285)        (6,681)       (20,960)
Payments on termination                    (87,147)       (37,591)       (87,507)       (51,273)       (53,776)      (208,790)
Contract maintenance charges                  (141)          (129)          (381)          (199)          (221)          (878)
Transfers among the portfolios and
  with the Fixed Account - net              56,130        (15,774)         4,500         38,984         13,210        (16,301)
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets resulting
        from capital transactions           87,151         30,241         80,874         42,010         25,725        118,576
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS           99,700            527        301,773         72,785        132,711        340,059

NET ASSETS AT BEGINNING OF YEAR            301,234        336,538        736,514        423,067        423,637      1,746,643
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS AT END OF YEAR              $   400,934    $   337,065     $1,038,287    $   495,852    $   556,348    $ 2,086,702
                                       ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                      Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                              ----------------------------------------------------------------------------
                                                                  For the Year Ended December 31, 1998
                                              ----------------------------------------------------------------------------
                                                                                        Global
                                                            European      Capital     Dividend      Pacific      Capital
                                                Utilities    Growth        Growth      Growth       Growth    Appreciation
                                              ----------   -----------  -----------  -----------  ----------- ------------

FROM OPERATIONS
Net investment income (loss)                  $    28,488  $    26,853  $     7,627  $    50,159  $     1,966  $      (252)
Net realized gains (losses)                        19,386       24,493        4,424        9,838      (23,717)         (47)
Change in unrealized gains (losses)                41,969       25,370        6,985      (15,619)      14,937       (2,968)
                                              -----------  -----------  -----------  -----------  -----------  -----------
      Change in net assets resulting
        from operations                            89,843       76,716       19,036       44,378       (6,814)      (3,267)

FROM CAPITAL TRANSACTIONS
Deposits                                           58,091       77,756       17,878       54,785        5,414       12,585
Benefit payments                                   (7,223)      (4,658)        (965)      (4,783)        (481)        (278)
Payments on termination                           (56,603)     (44,010)     (15,021)     (45,080)      (5,343)      (2,047)
Contract maintenance charges                         (207)        (197)         (51)        (209)         (24)         (13)
Transfers among the portfolios and with the
  Fixed Account - net                              14,560        8,524      (10,068)     (45,404)      (7,740)      (6,494)
                                              -----------  -----------  -----------  -----------  -----------  -----------
      Change in net assets resulting from
        capital transactions                        8,618       37,415       (8,227)     (40,691)      (8,174)       3,753
                                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS                  98,461      114,131       10,809        3,687      (14,988)         486

NET ASSETS AT BEGINNING OF YEAR                   409,538      358,005      117,633      450,284       62,342       30,797
                                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF YEAR                     $   507,999  $   472,136  $   128,442  $   453,791  $    47,354  $    31,283
                                              ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                                                                        Van Kampen
                                                                                                                           Life
                                        Morgan Stanley Dean Witter                                                      Investment
                                        Variable Investment Series            Morgan Stanley Dean Witter                   Trust
                                                Portfolio                  Universal Funds, Inc. Portfolio               Portfolio
                                    ----------------------------------   ---------------------------------------------  ----------
                                                                                                              For the     For the
                                                                                                              Period      Period
                                     For the                                                                  May 18,    March 16,
                                    Year Ended      For the Period                   For the Period          1998 to      1998 to
                                     December       May 18, 1998 to                March 16, 1998 to         December    December
                                     31, 1998      December 31, 1998               December 31, 1998         31, 1998    31, 1998
                                    ----------   ---------------------   ---------------------------------   ---------   ---------
                                                  Competi-
                                                 tive Edge                 Inter-     Emerging                  U.S.
                                      Income       "Best      S&P 500     national    Markets      Equity       Real     Emerging
                                      Builder      Ideas"      Index       Magnum     Equity       Growth      Estate     Growth
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


FROM OPERATIONS
Net investment income (loss)         $   3,508   $    (214)  $    (171)  $      (7)  $      (3)  $     (79)  $      43   $     (47)
Net realized gains (losses)               (141)       (347)        (34)        (75)        (66)       (212)        (30)        (52)
Change in unrealized gains (losses)     (3,234)      1,277       4,614        (176)       (177)      1,400         (56)      1,499
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from operations                      133         716       4,409        (258)       (246)      1,109         (43)      1,400


FROM CAPITAL TRANSACTIONS
Deposits                                34,230      19,127      20,590       2,610       1,114      21,346       1,559       5,514
Benefit payments                          (920)       (168)        (60)        (11)         --        (354)         --          --
Payments on termination                 (5,563)       (423)       (593)       (168)         (7)       (594)        (35)       (272)
Contract maintenance charges               (31)        (10)        (12)         (1)         --          (7)         (1)         (3)
Transfers among the portfolios and
  with the Fixed Account - net           3,008      16,059      22,143       1,291         598       4,177         500       2,999
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
     Change in net assets resulting
       from capital transactions        30,724      34,585      42,068       3,721       1,705      24,568       2,023       8,238
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS       30,857      35,301      46,477       3,463       1,459      25,677       1,980       9,638

NET ASSETS AT BEGINNING OF PERIOD       52,998          --          --          --          --          --          --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF PERIOD          $  83,855   $  35,301   $  46,477   $   3,463   $   1,459   $  25,677   $   1,980   $   9,638
                                     =========   =========   =========   =========   =========   =========   =========   =========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                       Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                     ---------------------------------------------------------------------------------------------
                                                                   For the Year Ended December 31, 1997
                                     ---------------------------------------------------------------------------------------------
                                                                                 Quality
                                       Money          High                       Income                    Dividend
                                       Market        Yield         Equity         Plus      Strategist       Growth     Utilities
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------

FROM OPERATIONS
Net investment income (loss)         $    12,015   $    30,441   $    33,669   $   21,868   $    15,247   $    79,397   $   12,658
Net realized gains (losses)                   --          (164)       14,161       (1,005)        6,525        27,352       15,934
Change in unrealized gains (losses)           --        (2,116)      125,556       16,518        21,328       191,096       56,029
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------
   Change in net assets resulting
     from operations                      12,015        28,161       173,386       37,381        43,100       297,845       84,621

FROM CAPITAL TRANSACTIONS
Deposits                                 149,402       104,526       162,502       50,521        85,569       446,039       30,744
Benefit payments                          (9,812)       (3,029)       (4,642)      (7,406)       (4,738)      (13,976)      (6,217)
Payments on termination                  (82,460)      (34,243)      (76,080)     (55,141)      (53,102)     (185,959)     (53,999)
Contract maintenance charges                (101)         (123)         (296)        (182)         (184)         (748)        (192)
Transfers among the portfolios and
  with the Fixed Account - net           (68,644)       13,062        30,461      (17,577)        6,753        59,898      (32,932)
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------
   Change in net assets resulting
     from capital transactions           (11,615)       80,193       111,945      (29,785)       34,298       305,254      (62,596)
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS            400       108,354       285,331        7,596        77,398       603,099       22,025

NET ASSETS AT BEGINNING OF PERIOD        300,834       228,184       451,183      415,471       346,239     1,143,544      387,513

NET ASSETS AT END OF PERIOD          $   301,234   $   336,538   $   736,514   $  423,067   $   423,637   $ 1,746,643   $  409,538
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
 of period                           $     12.55   $     26.65   $     38.87   $    17.98   $     21.54   $     32.59   $    24.21
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
Units outstanding at end of period        18,622         8,795        13,509       20,834        16,149        39,665       15,170
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at
 end of period                       $     12.51   $     26.57   $     38.76   $    17.93   $     21.48   $     32.50   $    24.14
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
Units outstanding at end
 of period                                 5,407         3,844         5,455        2,701         3,529        13,970        1,754
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========


See notes to the financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                               Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                     ---------------------------------------------------------------------------------
                                                                                            For the Period January 21,
                                              For the Year Ended December 31, 1997             to December 31, 1997
                                     -----------------------------------------------------  --------------------------
                                                                    Global
                                      European       Capital      Dividend       Pacific        Capital       Income
                                       Growth         Growth        Growth        Growth    Appreciation     Builder
                                      ----------   -----------   -----------   -----------  ------------   -----------

FROM OPERATIONS
Net investment income (loss)         $    15,664       $ 9,696   $    17,676   $       231   $      (214)  $       934
Net realized gains (losses)               12,290         3,189         3,995        (8,369)          158            34
Change in unrealized gains (losses)       15,432         4,657        12,263       (35,707)        1,144         3,598
                                     -----------   -----------   -----------   -----------   -----------   -----------
   Change in net assets resulting
     from operations                      43,386        17,542        33,934       (43,845)        1,088         4,566

FROM CAPITAL TRANSACTIONS
Deposits                                  87,645        24,982       128,566        15,672        18,352        31,208
Benefit payments                          (2,725)         (910)       (3,466)       (1,262)         (109)         (165)
Payments on termination                  (37,732)      (11,218)      (41,571)      (11,743)         (944)       (1,458)
Contract maintenance charges                (148)          (49)         (199)          (37)          (12)          (15)
Transfers among the portfolios and
  with the Fixed Account - net            (3,726)        8,692        25,556       (26,769)       12,422        18,862
                                     -----------   -----------   -----------   -----------   -----------   -----------
   Change in net assets resulting
     from capital transactions            43,314        21,497       108,886       (24,139)       29,709        48,432
                                     -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS         86,700        39,039       142,820       (67,984)       30,797        52,998

NET ASSETS AT BEGINNING OF PERIOD        271,305        78,594      307,464        130,326            --            --

NET ASSETS AT END OF PERIOD          $   358,005   $   117,633   $   450,284   $    62,342   $    30,797   $    52,998
                                     ===========   ===========   ===========   ===========   ===========   ===========
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period                          $     27.87   $     20.18   $     15.30   $      6.06   $     11.18   $     12.08
                                     ===========   ===========   ===========   ===========   ===========   ===========
Units outstanding at end of period         9,762         4,469        21,656         8,190         1,609         2,363
                                     ===========   ===========   ===========   ===========   ===========   ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period                          $     27.79   $     20.12   $     15.26   $      6.04   $     11.16   $     12.07
                                     ===========   ===========   ===========   ===========   ===========   ===========

Units outstanding at end of period         3,091         1,365         7,789         2,105         1,148         2,025
                                     ===========   ===========   ===========   ===========   ===========   ===========


See notes to the financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues two variable annuity contracts, the Northbrook Variable Annuity II and the Morgan Stanley Dean Witter Variable Annuity II Asset Manager, the deposits of which are invested at the direction of the contractholder in the sub-accounts ("portfolios" for the purposes of this report) that comprise the Account. Contractholders bear all investment risk for amounts allocated to the Account. The portfolios invest in the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust (collectively, the "Funds").

     Northbrook Life provides insurance and administrative services to the contractholders for a fee.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1998.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the date of record.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.   CONTRACT CHARGES

     Northbrook Life charges each contractholder daily at a per annum rate as follows:

                                                 Mortality and    Administrative
                                                 expense risk         expense
                                                 ------------         -------
      Northbrook Variable Annuity II               1.25% (a)           .10%

      Morgan Stanley Dean Witter Variable
             Annuity II Asset Manager               1.49% (b)          .10%

     (a) Two optional death benefit provisions (enhanced death benefit and performance death benefit) and an optional performance income benefit are available at an additional charge of .13% for each, bringing the mortality and expense risk charge to 1.38% when one of these options has been selected. When both the performance income benefit and the performance death benefit are selected, an additional charge of .24% is assessed for a total mortality and expense risk charge of 1.49%.

     (b) Two optional death benefit provisions (enhanced death benefit and performance death benefit) and an optional performance income benefit are available at an additional charge of .13% for each, bringing the mortality and expense risk charge to 1.62% when one of these options has been selected. When both the performance income benefit and the performance death benefit are selected, an additional charge of .24% is assessed for a total mortality and expense risk charge of 1.73%.

     Northbrook Life charges an annual contract maintenance fee of $30 for each Northbrook Variable Annuity II contract. If aggregate deposits are less than $50,000 in the Morgan Stanley Dean Witter Variable Annuity II Asset Manager contract, Northbrook Life will deduct an annual maintenance fee of $35 on each contract anniversary.

4.   FINANCIAL INSTRUMENTS

     The investments of the Account are carried at fair value, based on quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.


5. UNITS ISSUED AND REDEEMED
   (Units in whole amounts)

                                                                         Northbrook Variable Annuity II

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                          18,622,471   29,618,231  (27,081,671)   21,159,031  $     12.98
   High Yield                                             8,795,791    2,662,861   (3,259,510)    8,199,142        24.66
   Equity                                                13,509,402    2,779,303   (3,679,964)   12,608,741        50.02
   Quality Income Plus                                   20,834,557    4,548,681   (5,071,041)   20,312,197        19.27
   Strategist                                            16,149,246    2,137,422   (3,712,656)   14,574,012        26.88
   Dividend Growth                                       39,664,627    5,856,411   (9,186,865)   36,334,173        36.73
   Utilities                                             15,169,533    2,081,739   (3,709,730)   13,541,542        29.46
   European Growth                                        9,762,952    3,453,911   (4,248,976)    8,967,887        34.08
   Capital Growth                                         4,468,723      591,637   (1,397,402)    3,662,958        23.81
   Global Dividend Growth                                21,656,308    2,154,837   (6,176,673)   17,634,472        16.99
   Pacific Growth                                         8,189,699    5,896,210   (7,759,942)    6,325,967         5.36
   Capital Appreciation                                   1,609,271      675,388     (843,723)    1,440,936        10.15
   Income Builder                                         2,364,018    1,697,157   (1,081,195)    2,979,980        12.30
   Competitive Edge "Best Ideas"                                 --    2,229,816     (797,071)    1,432,745         9.73
   S&P 500 Index                                                 --    2,077,746     (355,037)    1,722,709        11.13

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                           --      200,313      (63,685)      136,628         9.79
  Emerging Markets Equity                                        --      133,597      (51,595)       82,002         7.10
  Equity Growth                                                  --      986,727     (164,689)      822,038        10.10
  U.S. Real Estate                                               --      104,232      (24,503)       79,729         9.06

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                --      343,599      (88,895)      254,704        12.00



Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED
   (Units in whole amounts)

                                                                Northbrook Variable Annuity II with Death Benefit or
                                                                           Peformance Income Benefit Option

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                           5,406,811   21,513,035  (17,980,986)    8,938,860  $     12.96
   High Yield                                             3,843,598    3,574,266   (2,113,354)    5,304,510        24.56
   Equity                                                 5,455,102    4,060,420   (1,584,262)    7,931,260        49.82
   Quality Income Plus                                    2,701,037    3,748,051   (1,339,495)    5,109,593        19.20
   Strategist                                             3,529,251    2,975,852     (865,951)    5,639,152        26.78
   Dividend Growth                                       13,969,794    9,295,313   (3,328,670)   19,936,437        36.59
   Utilities                                              1,754,323    2,529,566     (773,386)    3,510,503        29.44
   European Growth                                        3,091,241    3,420,945   (1,843,647)    4,668,539        33.94
   Capital Growth                                         1,365,100      814,201     (491,454)    1,687,847        23.72
   Global Dividend Growth                                 7,788,524    3,158,171   (2,016,791)    8,929,904        16.92
   Pacific Growth                                         2,105,010    8,584,871   (8,233,030)    2,456,851         5.33
   Capital Appreciation                                   1,147,553    1,051,403     (671,619)    1,527,337        10.12
   Income Builder                                         2,025,367    2,373,888     (747,044)    3,652,211        12.27
   Competitive Edge "Best Ideas"                                 --    2,682,216     (716,848)    1,965,368         9.72
   S&P 500 Index                                                 --    2,152,754     (149,453)    2,003,301        11.12

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                           --      228,450      (57,553)      170,897         9.78
  Emerging Markets Equity                                        --      147,831      (53,231)       94,600         7.09
  Equity Growth                                                  --    1,868,415     (337,596)    1,530,819        10.09
  U.S. Real Estate                                               --       92,318      (11,536)       80,782         9.05

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                --      502,151     (100,069)      402,082        11.98


Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED (Continued)
   (Units in whole amounts)

                                                          Northbrook Variable Annuity II with Performance Income Benefit and Performance Death Benefit
                                                           Morgan Stanley Dean Witter Variable Annuity II Asset Manager

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                                   --    1,644,566     (889,826)      754,740  $     12.48
   High Yield                                                     --      273,602      (42,100)      231,502        17.98
   Equity                                                         --      278,757      (22,594)      256,163        43.83
   Quality Income Plus                                            --      391,268      (43,470)      347,798        14.53
   Strategist                                                     --      564,092      (21,225)      542,867        24.30
   Dividend Growth                                                --      729,569      (54,057)      675,512        30.37
   Utilities                                                      --      221,861      (15,643)      206,218        24.92
   European Growth                                                --      234,177      (36,757)      197,420        30.72
   Capital Growth                                                 --       57,773       (9,695)       48,078        21.61
   Global Dividend Growth                                         --      189,638      (17,977)      171,661        16.18
   Pacific Growth                                                 --       82,742      (28,808)       53,934         5.45
   Capital Appreciation                                           --       98,642      (13,164)       85,478         9.96
   Income Builder                                                 --      213,958      (31,274)      182,684        11.99
   Competitive Edge "Best Ideas"                                  --      236,351      (40,019)      196,332         9.70
   S&P 500 Index                                                  --      360,475      (41,570)      318,905        11.03

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                            --       49,175      (10,653)       38,522         9.60
  Emerging Markets Equity                                         --       29,155       (9,532)       19,623         7.09
  Equity Growth                                                   --      195,673      (27,114)      168,559        10.33
  U.S. Real Estate                                                --       45,915       (5,428)       40,487         9.05

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                 --      115,373      (21,999)       93,374        12.35



Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED (Continued)
   (Units in whole amounts)

                                                           Morgan Stanley Dean Witter Variable Annuity II Asset Manager
                                                              with Death Benefit or Performance Income Benefit Option

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                                   --      589,224     (503,397)       85,827  $     10.15
   High Yield                                                     --      401,477     (363,262)       38,215         8.86
   Equity                                                         --       85,082       (4,965)       80,117        10.27
   Quality Income Plus                                            --       56,800       (4,022)       52,778        10.35
   Strategist                                                     --       38,941      (14,885)       24,056        10.34
   Dividend Growth                                                --      173,319       (7,329)      165,990        10.10
   Utilities                                                      --       35,912       (2,623)       33,289        10.90
   European Growth                                                --      497,082     (290,652)      206,430         9.01
   Capital Growth                                                 --        5,156           (3)        5,153         9.70
   Global Dividend Growth                                         --       39,005         (694)       38,311         9.88
   Pacific Growth                                                 --      299,447     (297,824)        1,623        10.99
   Capital Appreciation                                           --       30,193       (1,781)       28,412         8.52
   Income Builder                                                 --       17,665         (833)       16,832         9.68
   Competitive Edge "Best Ideas"                                  --       25,339         (532)       24,807         9.56
   S&P 500 Index                                                  --      109,657       (4,705)      104,952        10.38

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                            --        9,577           (2)        9,575         8.76
  Emerging Markets Equity                                         --        5,918       (1,993)        3,925         8.11
  Equity Growth                                                   --       18,569         (644)       17,925         9.88
  U.S. Real Estate                                                --       17,480          (17)       17,463         9.11

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                 --       31,848         (797)       31,051        10.50



Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED (Continued)
   (Units in whole amounts)

                                                           Morgan Stanley Dean Witter Variable Annuity II Asset Manager
                                                           with Performance Income Benefit and Performance Death Benefit

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                                   --       67,944      (52,888)       15,056  $     10.14
   High Yield                                                     --       12,539       (1,140)       11,399         8.86
   Equity                                                         --       62,407      (31,801)       30,606        10.26
   Quality Income Plus                                            --       81,104          (33)       81,071        10.35
   Strategist                                                     --       18,099          (10)       18,089        10.33
   Dividend Growth                                                --       74,673      (15,719)       58,954        10.09
   Utilities                                                      --       19,656          (12)       19,644        10.89
   European Growth                                                --       10,229           (8)       10,221         9.00
   Capital Growth                                                 --       12,471           (7)       12,464         9.70
   Global Dividend Growth                                         --       14,658           (6)       14,652         9.88
   Pacific Growth                                                 --        4,550           --         4,550        10.98
   Capital Appreciation                                           --       11,988           (3)       11,985         8.51
   Income Builder                                                 --        3,159           (1)        3,158         9.67
   Competitive Edge "Best Ideas"                                  --       12,372           (3)       12,369         9.56
   S&P 500 Index                                                  --       41,707          (10)       41,697        10.37

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                            --          --            --            --           --
  Emerging Markets Equity                                         --        4,236           (1)        4,235         8.11
  Equity Growth                                                   --          --            --            --           --
  U.S. Real Estate                                                --          --            --            --           --

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                 --       27,037           (7)       27,030        10.50



Units relating to accrued contract maintenance charges are included in units redeemed.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999



                                       NORTHBROOK LIFE INSURANCE COMPANY
                                        STATEMENTS OF FINANCIAL POSITION

                                                                                         December 31,
                                                                                         ------------
($ in thousands)                                                                       1998        1997
                                                                                       ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
       (amortized cost $81,156 and $72,491)                                        $   86,336   $   76,402
    Short-term                                                                          5,083        3,031
                                                                                   ----------   ----------
    Total investments                                                                  91,419       79,433

Reinsurance recoverable from Allstate Life
    Insurance Company                                                               2,148,091    2,293,094
Receivable from affiliates, net                                                          --          1,467
Other assets                                                                            8,206        5,033
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL ASSETS                                                                   $9,278,799   $8,098,230
                                                                                   ==========   ==========

LIABILITIES
Reserve for life-contingent contract benefits                                      $  145,055   $  144,352
Contractholder funds                                                                2,003,122    2,148,555
Current income taxes payable                                                            1,830          162
Deferred income taxes                                                                   3,316        2,674
Payable to affiliates, net                                                              6,586         --
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL LIABILITIES                                                               9,190,992    8,014,946
                                                                                   ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 10)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
  authorized, issued and outstanding                                                    2,500        2,500
Additional capital paid-in                                                             56,600       56,600
Retained income                                                                        25,340       21,642

Accumulated other comprehensive income:
  Unrealized net capital gains                                                          3,367        2,542
                                                                                   ----------   ----------
    Total accumulated other comprehensive income                                        3,367        2,542
                                                                                   ----------   ----------
    TOTAL SHAREHOLDER'S EQUITY                                                         87,807       83,284
                                                                                   ----------   ----------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $9,278,799   $8,098,230
                                                                                   ==========   ==========


See notes to financial statements.




                        NORTHBROOK LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                    Year Ended December 31,
                                                                                    -----------------------
($ in thousands)                                                                 1998        1997       1996
                                                                                 ----        ----       ----

REVENUES
Net investment income                                                           $ 5,691    $ 5,146    $ 4,888
Realized capital gains and losses                                                     2        (68)       (20)
                                                                                -------    -------    -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  5,693      5,078      4,868
Income tax expense                                                                1,995      1,756      1,666
                                                                                -------    -------    -------

NET INCOME                                                                        3,698      3,322      3,202
                                                                                -------    -------    -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                                -------    -------    -------

COMPREHENSIVE INCOME                                                            $ 4,523    $ 4,578    $ 1,831
                                                                                =======    =======    =======


See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                                      December 31,
                                                                                      ------------
($ in thousands)                                                               1998      1997        1996
                                                                               ----      ----        ----

COMMON STOCK                                                                 $  2,500   $  2,500   $  2,500
                                                                             --------   --------   --------

ADDITIONAL CAPITAL PAID-IN                                                     56,600     56,600     56,600
                                                                             --------   --------   --------

RETAINED INCOME
Balance, beginning of year                                                     21,642     18,320     15,118
Net income                                                                      3,698      3,322      3,202
                                                                             --------   --------   --------
Balance, end of year                                                           25,340     21,642     18,320
                                                                             --------   --------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      2,542      1,286      2,657
Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                             --------   --------   --------
Balance, end of year                                                            3,367      2,542      1,286
                                                                             --------   --------   --------

     Total shareholder's equity                                              $ 87,807   $ 83,284   $ 78,706
                                                                             ========   ========   ========



See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS


                                                              Year Ended December 31,
                                                              -----------------------
  ($ in thousands)                                          1998       1997         1996
                                                            ----       ----         ----

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $  3,698    $  3,322    $  3,202
Adjustments to reconcile net income to net
  cash provided by operating activities
       Depreciation, amortization and
         other non-cash items                                  518         516         782
       Realized capital gains and losses                        (2)         68          20
       Changes in:
        Life-contingent contract benefits and
          contractholder funds                                 273         205        (198)
        Income taxes payable                                 1,866        (480)        346
        Other operating assets and liabilities               4,126        (264)        542
                                                          --------    --------    --------
          Net cash provided by operating activities         10,479       3,367       4,694
                                                          --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                   1,922       1,606       3,522
       Investment collections                               10,253      10,036       5,770
       Investment purchases                                (20,690)    (18,568)    (15,532)
Change in short-term investments, net                       (1,964)      3,559       1,459
                                                          --------    --------    --------
          Net cash used in investing activities            (10,479)     (3,367)     (4,781)
                                                          --------    --------    --------

NET DECREASE IN CASH                                          --          --           (87)
CASH AT THE BEGINNING OF YEAR                                 --          --            87
                                                          --------    --------    --------
CASH AT END OF YEAR                                       $   --      $   --      $     --
                                                          ========    ========    ========

        See notes to financial statements.


                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance exclusively through Dean Witter Reynolds Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities. Life insurance includes universal life and variable life products. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrenders or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses. Such events would present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company are California, Florida and Texas for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II and Northbrook Life Variable Life Separate Account A. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to structured settlement annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.00% to 11.00% during 1998.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.25% to 6.50% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 9).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.    RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                           YEAR ENDED DECEMBER 31,
                                           -----------------------
($ in thousands)                         1998      1997       1996
                                         ----      ----       ----

Premiums                              $  2,528   $  1,979   $  3,775
Contract charges                       102,218     83,559     60,744
Credited interest, policy benefits,
     and certain expenses              217,428    201,526    218,088


BUSINESS  OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,230, $23,978 and $26,583 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT

The Company and ALIC have a strategic alliance with Dean Witter to develop, market and distribute proprietary annuity and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which the assets of the Separate Accounts are invested.

Under the terms of the strategic alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company. The strategic alliance is cancelable by either party, however, the Company believes the benefits derived by Dean Witter will preserve the alliance. If Dean Witter would choose to cancel the alliance, existing contracts and policies would not be affected.


5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                              GROSS UNREALIZED
                                                            --------------------
                                                   AMORTIZED                         FAIR
                                                     COST      GAINS     LOSSES      VALUE
                                                  ----------   -------   -------    -------

AT DECEMBER 31, 1998
U.S. government and agencies                         $ 8,648   $ 1,469   $    --    $10,117
Municipal                                                590        11        --        601
Corporate                                             33,958     1,634       (16)    35,576
Mortgage-backed securities                            37,960     2,250      (168)    40,042
                                                     -------   -------   -------    -------
     Total fixed income securities                   $81,156   $ 5,364   $  (184)   $86,336
                                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies                         $ 8,638   $   823   $    --    $ 9,461
Municipal                                              1,143        28        --      1,171
Corporate                                             25,913       897       (12)    26,798
Mortgage-backed securities                            36,797     2,315      (140)    38,972
                                                     -------   -------   -------    -------
     Total fixed income securities                   $72,491   $ 4,063   $  (152)   $76,402
                                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                                    AMORTIZED    FAIR
                                                      COST      VALUE

Due in one year or less                              $ 1,443   $ 1,452
Due after one year through five years                  7,546     7,950
Due after five years through ten years                26,008    27,429
Due after ten years                                    8,199     9,463
                                                     -------   -------
                                                      43,196    46,294
Mortgage-backed securities                            37,960    40,042
                                                     -------   -------
      Total                                          $81,156   $86,336
                                                     =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                             1998      1997        1996
                                                    ----      ----        ----

Fixed income securities                            $ 5,616   $ 5,364    $ 4,675
Short-term investments                                 190        84        390
                                                   -------   -------    -------
    Investment income, before expense                5,806     5,448      5,065
    Investment expense                                 115       302        177
                                                   -------   -------    -------
    Net investment income                          $ 5,691   $ 5,146    $ 4,888
                                                   =======   =======    =======

REALIZED CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,                             1998      1997       1996
                                                    ----      ----       ----

Fixed income securities                            $     2   $   (70)   $   (22)
Short-term investments                                  --         2          2
                                                   -------   -------    -------
    Realized capital gains and losses                    2       (68)       (20)
    Income tax                                          (1)       24          7
                                                   -------   -------    -------
    Realized capital gains and losses, after tax   $     1   $   (44)   $   (13)
                                                   =======   =======    =======

Excluding calls and prepayments, gross losses of $9, $70 and $32 were realized on sales of fixed income securities during 1998, 1997 and 1996, respectively.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR      GROSS UNREALIZED     UNREALIZED
                                 COST        VALUE      GAINS     LOSSES     NET GAINS
                               --------    --------   --------   --------    --------

Fixed income securities        $ 81,156    $ 86,336   $  5,364   $   (184)   $  5,180
                               ========    ========   ========   ========
Deferred income taxes                                                          (1,813)
                                                                             --------
Unrealized net capital gains                                                 $  3,367
                                                                             ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

  Fixed income securities                 $ 1,269    $ 1,932    $(2,108)
  Deferred income taxes                      (444)      (676)       737
                                          -------    -------    -------
  Increase (decrease) in unrealized net
   capital gains                          $   825    $ 1,256    $(1,371)
                                          =======    =======    =======


SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $9,188 were on deposit with regulatory authorities as required by law.

6.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                  1998                      1997
                                  ----                      ----
                           CARRYING       FAIR       CARRYING      FAIR
                            VALUE         VALUE        VALUE       VALUE
                            -----         -----        -----       -----

Fixed income securities   $   86,336   $   86,336   $   76,402   $   76,402
Short-term investments         5,083        5,083        3,031        3,031
Separate Accounts          7,031,083    7,031,083    5,719,203    5,719,203

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.


FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:
                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING      FAIR
                              VALUE        VALUE         VALUE       VALUE
                              -----        -----         -----       -----
Contractholder funds on
     investment contracts   $1,839,114   $1,814,684   $1,977,479   $1,951,214
Separate Accounts            7,031,083    7,031,083    5,719,203    5,719,203

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


7.    INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                              1998       1997
                                              ----       ----

DEFERRED ASSETS
    Separate Accounts                        $  --      $   149
                                             -------    -------

DEFERRED LIABILITIES
    Difference in tax bases of investments    (1,503)    (1,454)
    Unrealized net capital gains              (1,813)    (1,369)
                                             -------    -------
         Total deferred liabilities           (3,316)    (2,823)
                                             -------    -------
         Net deferred liability              $(3,316)   $(2,674)
                                             =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                 1998     1997       1996
                                 ----     ----       ----

Current                        $ 1,797   $ 1,843    $ 1,642
Deferred                           198       (87)        24
                               -------   -------    -------
    Total income tax expense   $ 1,995   $ 1,756    $ 1,666
                               =======   =======    =======

The Company paid income taxes of $129, $2,236 and $2,308 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $1,830 and $162 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                        1998        1997      1996
                                       ------      ------    ------

Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.2)      (0.4)      (0.6)
Other                                    0.2        --        (0.2)
                                       ------     ------     ------
Effective income tax rate               35.0%      34.6%      34.2%
                                       ======     ======     ======

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1998, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

8.       STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $3,518.

9.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:



                                                 1998                            1997                           1996
                                 --------------------------------    ----------------------------  -----------------------------
                                                           After-                         After-                         After-
                                     Pretax      Tax        tax      Pretax      Tax       tax      Pretax       Tax      tax
                                     ------      ---        ---      ------      ---       ---      ------       ---      ---

Unrealized capital gains
 and losses:
---------------------------------
Unrealized holding gains
   (losses) arising during
   the period                       $ 1,271    $  (445)   $   826    $ 1,862   $  (652)   $ 1,210   $(2,130)   $   745   $(1,385)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income                 2         (1)         1        (70)       24        (46)      (22)         8       (14)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Unrealized net capital
   gains (losses)                     1,269       (444)       825      1,932      (676)     1,256    (2,108)       737    (1,371)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Other comprehensive
   income                           $ 1,269    $  (444)   $   825    $ 1,932   $  (676)   $ 1,256   $(2,108)   $   737   $(1,371)
                                    =======    =======    =======    =======   =======    =======   =======    =======   =======



10.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1998       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 494,256   $ 494,256    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $ 104,746   $ 104,746    $   --
                                 =========   =========    =========


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1998       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 515,890   $ 515,890    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $  85,538   $  85,538    $   --
                                 =========   =========    =========

                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1998       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------


Life insurance in force          $ 556,242   $ 556,242    $   --
                                 =========   =========    ==========

Premiums and contract charges:
         Life and annuities      $  64,519   $  64,519    $   --
                                 =========   =========    ==========

Northbrook Variable Annuity Account II

   Financial Statements as of September 30, 1999
          (unaudited)

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
September 30, 1999
-------------------------------------------------------------------------------------------------------------------
(unaudited)

    ASSETS


    Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
         Money Market,   398,814,536 shares (cost $398,814,536)                             $ 398,814,536
         Quality Income Plus,   6,054,996 shares (cost $465,300,338)                          440,422,881
         Short-term Bond,    59,205 shares (cost $2,035,748)                                    2,032,008
         High Yield,   14,223,103 shares (cost $385,394,966)                                  292,554,127
         Utilities,    2,547,336 shares (cost $370,592,461)                                   495,601,477
         Income Builder,  1,173,901 shares (cost $81,664,818)                                  78,215,399
         Dividend Growth,  6,685,112 shares (cost $1,975,013,665)                           2,006,190,570
         Aggressive Equity,   343,895 shares   (cost $9,272,015)                                9,363,664
         Capital Growth,   985,059 shares (cost $110,675,713)                                 123,885,868
         Global Dividend Growth,  3,474,548 shares (cost $420,654,234)                        460,476,481
         European Growth,  4,882,438 shares (cost $376,266,693)                               439,059,372
         Pacific Growth,  24,052,176 shares (cost $84,055,661)                                 83,276,024
         Equity,   1,338,190 shares (cost $1,087,840,507)                                   1,340,607,257
         S&P 500 Index,   684,333 shares (cost $121,610,892)                                  126,091,359
         Competitive Edge "Best Ideas",   622,653 shares (cost $41,166,120)                    44,353,721
         Strategist,   2,452,024 shares (cost $485,625,158)                                   602,153,211



     Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Universal Funds, Inc.:
         Equity Growth,   291,175 shares (cost $40,738,229)                                    45,927,696
         U.S. Real Estate,   128,204 shares (cost $5,380,896)                                   5,135,098
         International Magnum,   401,727 shares (cost $7,154,296)                               7,449,438
         Emerging Markets Equity,  1,002,462 shares (cost $12,301,748)                         12,361,788

     Allocation to Sub-Accounts investing in the Van Kampen Life Investment  Trust:
         Emerging Growth,   190,404 shares (cost $47,274,047)                                  54,207,590
                                                                                       -------------------

             Total Assets                                                                   7,068,179,565

     LIABILITIES                                                                                        -
     Payable to Northbrook Life Insurance Company:
       Accrued contract maintenance charges                                                     1,539,301
                                                                                       -------------------

             Net Assets                                                                    $7,066,640,264
                                                                                       ===================







     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

(unaudited)


                                                                 Morgan Stanley Dean Witter Variable Investment Series
                                                    --------------------------------------------------------------------------------




                                                                        For the Period Ended September 30, 1999
                                                    --------------------------------------------------------------------------------
                                                                       Quality
                                                       Money            Income         Short-term         High
                                                       Market            Plus           Bond (a)         Yield          Utilities
                                                    -------------    -------------    -------------   -------------    -------------
     INVESTMENT INCOME
     Dividends                                       $13,387,457      $23,034,435         $ 24,946     $33,103,933      $19,332,788
     Charges from Northbrook Life Insurance Company
        Mortality and expense risk                     3,867,166        4,498,408            6,766       3,121,840        4,936,496
        Administrative expense                           297,462          350,536              501         238,876          384,429
                                                    -------------    -------------    -------------   -------------    -------------

          Net investment income (loss)                 9,222,829       18,185,491           17,679      29,743,217       14,011,863
                                                    -------------    -------------    -------------   -------------    -------------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:

        Proceeds from sales                          341,583,311       63,134,749          589,758      69,980,415       54,962,121
        Cost of investments sold                     341,583,311       64,598,701          589,464      85,549,379       37,536,220
                                                    -------------    -------------    -------------   -------------    -------------

          Net realized gains (losses)                          -       (1,463,952)             294     (15,568,964)      17,425,901
                                                    -------------    -------------    -------------   -------------    -------------

     Change in unrealized gains (losses)                       -      (39,254,078)          (3,739)    (22,141,693)     (29,188,984)
                                                    -------------    -------------    -------------   -------------    -------------

          Net gains (losses) on investments                    -      (40,718,030)          (3,445)    (37,710,657)     (11,763,083)
                                                    -------------    -------------    -------------   -------------    -------------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                        $9,222,829     $(22,532,539)        $ 14,234    $ (7,967,440)      $2,248,780
                                                    =============    =============    =============   =============    =============







     (a) For the Period Beginning May 3, 1999 and Ended September 30, 1999





     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

(unaudited)


                                                                  Morgan Stanley Dean Witter Variable Investment Series
                                                     -------------------------------------------------------------------------------


                                                                         For the Period Ended September 30, 1999
                                                     -------------------------------------------------------------------------------

                                                                                                                           Global
                                                        Income          Dividend        Aggressive        Capital         Dividend
                                                       Builder           Growth         Equity (a)         Growth          Growth
                                                     -------------    --------------   --------------   -------------   ------------
     INVESTMENT INCOME
     Dividends                                         $4,647,759     $ 335,584,564          $ 8,727     $16,452,354    $40,083,959
     Charges from Northbrook Life Insurance Company
        Mortality and expense risk                        816,127        21,219,154           25,099       1,254,562      4,459,564
        Administrative expense                             61,390         1,629,544            1,823          96,830        343,688
                                                     -------------    --------------   --------------   -------------   ------------

          Net investment income (loss)                  3,770,242       312,735,866          (18,195)     15,100,962     35,280,707
                                                     -------------    --------------   --------------   -------------   ------------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:

        Proceeds from sales                            13,575,816       146,949,651        3,523,480      20,066,715     49,279,007
        Cost of investments sold                       13,372,915        83,099,260        3,485,152      16,107,577     42,351,639
                                                     -------------    --------------   --------------   -------------   ------------

          Net realized gains (losses)                     202,901        63,850,391           38,328       3,959,138      6,927,368
                                                     -------------    --------------   --------------   -------------   ------------

     Change in unrealized gains (losses)               (3,813,710)     (449,447,131)          91,649     (14,816,616)    (8,677,808)
                                                     -------------    --------------   --------------   -------------   ------------

          Net gains (losses) on investments            (3,610,809)     (385,596,740)         129,977     (10,857,478)    (1,750,440)
                                                     -------------    --------------   --------------   -------------   ------------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                          $ 159,433     $ (72,860,874)       $ 111,782      $4,243,484    $33,530,267
                                                     =============    ==============   ==============   =============   ============






     (a) For the Period Beginning May 3, 1999 and Ended September 30, 1999










     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

(unaudited)


                                                                 Morgan Stanley Dean Witter Variable Investment Series
                                                    --------------------------------------------------------------------------------


                                                                        For the Period Ended September 30, 1999
                                                    --------------------------------------------------------------------------------
                                                                                                                       Competitive
                                                      European        Pacific                            S&P 500           Edge
                                                       Growth          Growth           Equity            Index        "Best Ideas"
                                                    -------------   -------------    --------------    -------------   -------------
     INVESTMENT INCOME
     Dividends                                       $46,688,627       $ 690,429     $ 160,930,723        $ 501,146       $ 254,529
     Charges from Northbrook Life Insurance Company
        Mortality and expense risk                     4,462,527         629,461        12,332,914          964,103         400,316
        Administrative expense                           342,944          48,307           942,545           72,030          29,810
                                                    -------------   -------------    --------------    -------------   -------------

          Net investment income (loss)                41,883,156          12,661       147,655,264         (534,987)       (175,597)
                                                    -------------   -------------    --------------    -------------   -------------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:

        Proceeds from sales                          132,473,642     142,283,885        55,492,886        8,200,218       6,333,730
        Cost of investments sold                     109,114,603     140,025,622        39,568,525        7,473,064       5,929,120
                                                    -------------   -------------    --------------    -------------   -------------

          Net realized gains (losses)                 23,359,039       2,258,263        15,924,361          727,154         404,610
                                                    -------------   -------------    --------------    -------------   -------------

     Change in unrealized gains (losses)             (55,762,422)     18,615,212       (24,368,851)        (133,384)      1,910,066
                                                    -------------   -------------    --------------    -------------   -------------

          Net gains (losses) on investments          (32,403,383)     20,873,475        (8,444,490)         593,770       2,314,676
                                                    -------------   -------------    --------------    -------------   -------------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                        $9,479,773     $20,886,136     $ 139,210,774         $ 58,783      $2,139,079
                                                    =============   =============    ==============    =============   =============









     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

(unaudited)

                                                     Morgan Stanley Dean Witter                Morgan Stanley Dean Witter
                                                     Variable Investment Series                   Universal Funds, Inc.
                                                    ------------------------------   -----------------------------------------------


                                                                        For the Period Ended September 30, 1999
                                                    --------------------------------------------------------------------------------


                                                                       Capital          Equity        U.S. Real       International
                                                     Strategist     Appreciation        Growth          Estate           Magnum
                                                    -------------   --------------   -------------   -------------    --------------
     INVESTMENT INCOME
     Dividends                                       $10,142,093         $ 76,656        $ 36,841        $ 24,140           $ 6,563
     Charges from Northbrook Life Insurance Company
        Mortality and expense risk                     5,786,819           93,215         360,156          37,672            47,787
        Administrative expense                           446,196            7,030          26,586           2,765             3,520
                                                    -------------   --------------   -------------   -------------    --------------

          Net investment income (loss)                 3,909,078          (23,589)       (349,901)        (16,297)          (44,744)
                                                    -------------   --------------   -------------   -------------    --------------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:

        Proceeds from sales                           42,975,720       37,654,645       4,804,985       1,380,069         4,902,237
        Cost of investments sold                      33,222,083       37,258,765       4,290,298       1,351,902         4,820,822
                                                    -------------   --------------   -------------   -------------    --------------

          Net realized gains (losses)                  9,753,637          395,880         514,687          28,167            81,415
                                                    -------------   --------------   -------------   -------------    --------------

     Change in unrealized gains (losses)              16,254,357        1,824,852       3,789,937        (189,011)          470,999
                                                    -------------   --------------   -------------   -------------    --------------

          Net gains (losses) on investments           26,007,994        2,220,732       4,304,624        (160,844)          552,414
                                                    -------------   --------------   -------------   -------------    --------------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                       $29,917,072       $2,197,143      $3,954,723      $ (177,141)        $ 507,670
                                                    =============   ==============   =============   =============    ==============





     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------

(unaudited)
                                                      Morgan Stanley       Van Kampen
                                                       Dean Witter            Life
                                                      Universal Funds      Investment
                                                          Inc.                Trust
                                                     ---------------   --------------------

                                                    For the Period Ended September 30, 1999

                                                        Emerging
                                                        Markets             Emerging
                                                         Equity              Growth
                                                     ---------------   --------------------
     INVESTMENT INCOME
     Dividends                                             $ (6,499)             $ (20,343)
     Charges from Northbrook Life Insurance Company
        Mortality and expense risk                           61,235                310,134
        Administrative expense                                4,508                 22,683
                                                     ---------------   --------------------

          Net investment income (loss)                      (72,242)              (353,160)
                                                     ---------------   --------------------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:

        Proceeds from sales                               9,543,366              5,157,769
        Cost of investments sold                          9,058,271              4,510,063
                                                     ---------------   --------------------

          Net realized gains (losses)                       485,095                647,706
                                                     ---------------   --------------------

     Change in unrealized gains (losses)                    237,315              5,433,828
                                                     ---------------   --------------------

          Net gains (losses) on investments                 722,410              6,081,534
                                                     ---------------   --------------------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                            $ 650,168            $ 5,728,374
                                                     ===============   ====================








     See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------

(unaudited)



                                                 Morgan Stanley Dean Witter Variable Investment Series

                                         -----------------------------------------------------------------------


                                                        For the Period Ended September 30, 1999
                                         -----------------------------------------------------------------------
                                                         Quality
                                            Money         Income       Short-term       High
                                            Market         Plus         Bond (a)        Yield        Utilities
                                         -------------  ------------   -----------   ------------   ------------

     FROM OPERATIONS

     Net investment income (loss)         $ 9,222,829   $ 18,185,491     $ 17,679    $ 29,743,217   $ 14,011,863
     Net realized gains (losses)                    -     (1,463,952)         294     (15,568,964)    17,425,901
     Change in unrealized gains (losses)            -    (39,254,078)      (3,739)    (22,141,693)   (29,188,984)
                                         -------------  ------------   -----------   ------------    ------------

     Change in net assets resulting
        from operations                     9,222,829   (22,532,539)       14,234     (7,967,440)      2,248,780
                                         -------------  ------------   -----------   ------------    ------------

     FROM CAPITAL TRANSACTIONS

     Deposits                              61,288,145    26,064,902       587,114     23,448,087      33,267,561
     Benefit payments                     (10,688,527)   (5,559,582)            -     (3,210,434)     (6,407,961)
     Payments on termination              (79,812,365)  (38,315,163)      (60,309)   (26,216,925)    (34,706,020)
     Contract maintenance charges            (101,300)     (128,819)         (521)       (88,652)       (152,093)
     Transfers among the sub-accounts
       and with the Fixed Account - net    17,885,060   (15,054,172)    1,491,048    (30,539,081)     (6,755,720)
                                         -------------  ------------   -----------   ------------    ------------

     Change in net assets resulting
       from capital transactions          (11,428,987)  (32,992,834)    2,017,332    (36,607,005)    (14,754,233)
                                         -------------  ------------   -----------   ------------    ------------

     INCREASE (DECREASE) IN NET ASSETS     (2,206,158)  (55,525,373)    2,031,566    (44,574,445)    (12,505,453)

     NET ASSETS AT BEGINNING OF PERIOD    400,933,840   495,852,338             -    337,064,860     507,998,999
                                         -------------  ------------   -----------   ------------    ------------

     NET ASSETS AT END OF PERIOD         $398,727,682  $440,326,965   $ 2,031,566   $292,490,415    $495,493,546
                                         ============= =============  ============  =============   =============






     (a) For the Period Beginning May 3, 1999 and Ended September 30, 1999






     See notes to financial statements


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------

(unaudited)


                                                     Morgan Stanley Dean Witter Variable Investment Series
                                           ------------------------------------------------------------------------


                                                           For the Period Ended September 30, 1999
                                           ------------------------------------------------------------------------
                                                                                                         Global
                                             Income        Dividend       Aggressive     Capital        Dividend
                                            Builder         Growth        Equity (a)      Growth         Growth
                                           -----------   --------------   -----------  -------------  -------------

    FROM OPERATIONS

    Net investment income (loss)           $3,770,242    $ 312,735,866     $ (18,195)  $ 15,100,962   $ 35,280,707
    Net realized gains (losses)               202,901       63,850,391        38,328      3,959,138      6,927,368
    Change in unrealized gains (losses)    (3,813,710)    (449,447,131)       91,649    (14,816,616)    (8,677,808)
                                           -----------   --------------   -----------  -------------  -------------

    Change in net assets
      resulting from operations               159,433      (72,860,874)      111,782      4,243,484     33,530,267
                                           -----------   --------------   -----------  -------------  -------------

    FROM CAPITAL TRANSACTIONS

    Deposits                                7,002,388      161,148,836     5,827,201      6,787,414     18,255,175
    Benefit payments                         (710,549)     (17,890,857)            -       (841,848)    (4,268,261)
    Payments on termination                (3,907,178)    (131,186,124)      (12,680)    (8,673,046)   (26,558,406)
    Contract maintenance charges              (25,682)        (677,792)       (2,377)       (37,144)      (157,849)
    Transfers among the sub-accounts
      and with the Fixed Account - net     (8,175,150)     (19,480,146)    3,437,699     (6,062,386)   (14,395,767)
                                           -----------   --------------   -----------  -------------  -------------

    Change in net assets resulting
      from capital transactions            (5,816,171)      (8,086,083)    9,249,843     (8,827,010)   (27,125,108)
                                           -----------   --------------   -----------  -------------  -------------

    INCREASE (DECREASE) IN NET ASSETS      (5,656,738)     (80,946,957)    9,361,625     (4,583,526)     6,405,159

    NET ASSETS AT BEGINNING OF PERIOD      83,855,103    2,086,700,619             -    128,442,414    453,971,041
                                           -----------   --------------   -----------  -------------  -------------

    NET ASSETS AT END OF PERIOD            $78,198,365  $2,005,753,662    $9,361,625   $123,858,888   $460,376,200
                                           ===========  ===============   ===========  =============  =============






    (a) For the Period Beginning May 3, 1999 and Ended September 30, 1999




    See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

(unaudited)



                                                     Morgan Stanley Dean Witter Variable Investment Series
                                           ---------------------------------------------------------------------


                                                         For the Period Ended September 30, 1999
                                           ---------------------------------------------------------------------

                                                                                                      Competitive
                                            European      Pacific                        S&P 500          Edge
                                             Growth        Growth         Equity          Index       "Best Ideas"
                                           ------------  -----------   -------------   ------------   ----------

    FROM OPERATIONS

    Net investment income (loss)          $ 41,883,156  $    12,661   $ 147,655,264    $ (534,987)    $ (175,597)
    Net realized gains (losses)             23,359,039    2,258,263      15,924,361       727,154        404,610
    Change in unrealized gains (losses)    (55,762,422)  18,615,212     (24,368,851)     (133,384)     1,910,066
                                           ------------  -----------   -------------   ------------   ----------

    Change in net assets
       resulting from operations             9,479,773   20,886,136     139,210,774         58,783     2,139,079
                                           ------------  -----------   -------------   ------------   ----------

    FROM CAPITAL TRANSACTIONS

    Deposits                                27,280,797    9,997,324     130,241,259     46,998,609    10,405,193
    Benefit payments                        (2,670,145)    (307,009)     (8,723,983)      (154,992)     (333,571)
    Payments on termination                (30,981,629)  (3,815,189)    (73,980,533)    (5,487,445)   (2,494,539)
    Contract maintenance charges              (130,872)     (30,209)       (406,335)       (34,156)      (15,130)
    Transfers among the sub-accounts
      and with the Fixed Account - net     (36,150,438)   9,172,588     115,687,349     38,205,922      (658,349)
                                           ------------  -----------   -------------   ------------   ----------

    Change in net assets resulting
      from capital transactions            (42,652,287)  15,017,505     162,817,757     79,527,938     6,903,604
                                           ------------  -----------   -------------   ------------   ----------

    INCREASE (DECREASE) IN NET ASSETS      (33,172,514)  35,903,641     302,028,531     79,586,721     9,042,683

    NET ASSETS AT BEGINNING OF PERIOD      472,136,266   47,354,245   1,038,286,770     46,477,182    35,301,381
                                           ------------  -----------   -------------   ------------   ----------

    NET ASSETS AT END OF PERIOD           $438,963,752  $83,257,886  $1,340,315,301   $126,063,903   $44,344,064
                                          ============= ============ ===============  =============  ============













    See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

(unaudited)

                                           Morgan  Stanley  Dean  Witter        Morgan Stanley Dean Witter
                                            Variable Investment Series            Universal  Funds, Inc.
                                           -------------------------   ----------------------------------------


                                                         For the Period Ended September 30, 1999
                                           --------------------------------------------------------------------


                                                          Capital       Equity      U.S. Real    International
                                           Strategist    Appreciation   Growth        Estate        Magnum
                                           ------------  -----------   ----------   -----------  --------------

    FROM OPERATIONS

    Net investment income (loss)           $ 3,909,078    $ (23,589)  $ (349,901)    $ (16,297)      $ (44,744)
    Net realized gains (losses)              9,753,637      395,880      514,687        28,167          81,415
    Change in unrealized gains (losses)     16,254,357    1,824,852    3,789,937      (189,011)        470,999
                                           ------------  -----------   ----------   -----------  --------------

    Change in net assets
       resulting from operations            29,917,072    2,197,143    3,954,723      (177,141)        507,670
                                           ------------  -----------   ----------   -----------  --------------

    FROM CAPITAL TRANSACTIONS

    Deposits                                41,236,562    1,294,872   13,384,043     1,862,999       2,446,259
    Benefit payments                        (6,661,677)     (57,970)    (216,218)            -          (8,954)
    Payments on termination                (34,358,655)    (647,504)  (2,178,656)     (134,562)        (99,621)
    Contract maintenance charges              (180,311)       3,364      (14,684)       (1,587)         (2,240)
    Transfers among the sub-accounts
      and with the Fixed Account - net      15,720,869   (34,072,674)  5,311,370     1,604,730       1,142,149
                                           ------------  -----------   ----------   -----------  --------------

    Change in net assets resulting
      from capital transactions             15,756,788   (33,479,912) 16,285,855     3,331,580       3,477,593
                                           ------------  -----------   ----------   -----------  --------------

    INCREASE (DECREASE) IN NET ASSETS       45,673,860   (31,282,769) 20,240,578     3,154,439       3,985,263

    NET ASSETS AT BEGINNING OF PERIOD      556,348,215    31,282,769  25,677,115     1,979,540       3,462,552
                                           ------------  -----------   ----------   -----------  --------------

    NET ASSETS AT END OF PERIOD           $602,022,075   $        -  $45,917,693    $5,133,979     $ 7,447,815
                                           ============  ===========  ==========    ===========  ==============








    See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------


(unaudited)
                                                       Morgan Stanley   Van Kampen
                                                      Dean Witter          Life
                                                      Universal Funds   Investment
                                                          Inc.            Trust
                                                      -------------    -------------

                                                      For the Period Ended September 30, 1999
                                              ----------------------------------------------------


                                                        Emerging
                                                        Markets          Emerging
                                                         Equity           Growth
                                                      -------------    -------------

     FROM OPERATIONS
     Net investment income (loss)                        $ (72,242)      $ (353,160)
     Net realized gains (losses)                           485,095          647,706
     Change in unrealized gains (losses)                   237,315        5,433,828
                                                      -------------    -------------


     Change in net assets resulting from operations        650,168        5,728,374
                                                      -------------    -------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                            3,824,307       16,577,303
     Benefit payments                                       (4,713)        (115,085)
     Payments on termination                              (283,846)      (1,421,758)
     Contract maintenance charges                           (3,752)         (16,199)
     Transfers among the sub-accounts
       and with the Fixed Account - net                  6,717,971       23,805,534
                                                      -------------    -------------

     Change in net assets resulting
       from capital transactions                        10,249,967       38,829,795
                                                      -------------    -------------

     INCREASE (DECREASE) IN NET ASSETS                  10,900,135       44,558,169

     NET ASSETS AT BEGINNING OF PERIOD                   1,458,960        9,637,617
                                                      -------------    -------------

     NET ASSETS AT END OF PERIOD                       $12,359,095      $54,195,786
                                                      =============    =============








     See notes to financial statements.

Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)

1.  Organization

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     These financial statements and notes as of September 30, 1999 and for the nine-month period ended September 30, 1999 are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and changes in net assets for the interim period. These financial statements and notes should be read in conjuction with the Northbrook Variable Annuity Account II financial statements and notes for the period ended December 31, 1998 included in the Registration Statement on Form N-4 for the Account. The results of operations for the interim period should not be considered indicative of results expected for the full year.

Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)

2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE
(Units in whole amounts)

                                                                 Northbrook Variable Annuity II
                                                              ------------------------------------

                                                                                    Accumulation
                                                               Units Outstanding    Unit Value
                                                              September 30, 1999  September 30, 1999
                                                              -----------------   ----------------

Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                     18,744,779           13.33
   Quality Income Plus                                              17,942,124           18.37
   Short-term Bond                                                      73,668           10.04
   High Yield                                                        6,782,147           23.97
   Utilities                                                        12,223,599           29.72
   Income Builder                                                    2,681,570           12.34
   Dividend Growth                                                  33,811,135           35.47
   Aggressive Equity                                                   265,541           10.31
   Capital Growth                                                    3,293,711           24.62
   Global Dividend Growth                                           15,885,728           18.30
   European Growth                                                   7,816,241           34.80
   Pacific Growth                                                    7,024,939            7.25
   Equity                                                           12,939,755           56.67
   S&P 500 Index                                                     3,916,957           11.55
   Competitive Edge "Best Ideas"                                     1,535,962           10.30
   Strategist                                                       13,773,317           28.35

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
  Equity Growth                                                      1,210,290           11.45
  U.S. Real Estate                                                     234,262            8.93
  International Magnum                                                 224,028           10.82
  Emerging Markets Equity                                              456,708            9.16

Investments in the Van Kampen Life Investment Trust:
  Emerging Growth                                                    1,137,739           15.12




Units relating to accrued contract maintenance charges are included in units redeemed.


Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)

2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)

                                                               Northbrook Variable Annuity II with
                                                               Death Benefit or Performance Income
                                                                 Benefit Option
                                                              ------------------------------------

                                                                                    Accumulation
                                                               Units Outstanding    Unit Value
                                                              September 30, 1999  September 30, 1999
                                                              -----------------   ----------------

Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                      9,676,996        13.27
   Quality Income Plus                                               5,341,720        18.28
   Short-term Bond                                                      91,910        10.03
   High Yield                                                        4,959,140        23.85
   Utilities                                                         4,020,801        29.57
   Income Builder                                                    3,326,309        12.29
   Dividend Growth                                                  21,206,956        35.29
   Aggressive Equity                                                   393,899        10.30
   Capital Growth                                                    1,619,876        24.49
   Global Dividend Growth                                            8,797,975        18.21
   European Growth                                                   4,402,400        34.63
   Pacific Growth                                                    4,052,684         7.21
   Equity                                                            9,870,262        56.38
   S&P 500 Index                                                     5,065,370        11.53
   Competitive Edge "Best Ideas"                                     2,305,808        10.28
   Strategist                                                        6,482,772        28.20

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
   Equity Growth                                                     2,272,032        11.43
   U.S. Real Estate                                                    191,602         8.91
   International Magnum                                                310,425        10.80
   Emerging Markets Equity                                             699,182         9.14

Investments in the Van Kampen Life Investment Trust:
   Emerging Growth                                                   1,767,221        15.09




Units relating to accrued contract maintenance charges are included in units redeemed.


Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)



                                                                 Northbrook Variable Annuity II with
                                                                  Performance Income Benefit Option
                                                                 and Performance Death Benefit or the
                                                                 "Best of the Best" Death Benefit Option
                                                                -------------------------------------
                                                                                      Accumulation
                                                                 Units Outstanding     Unit Value
                                                                September 30, 1999   September 30, 1999
                                                                -----------------    ----------------

Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                        1,104,106          13.05
   Quality Income Plus                                                   329,372          17.98
   Short-term Bond                                                        30,447          10.03
   High Yield                                                            271,919          23.45
   Utilities                                                             330,417          29.09
   Income Builder                                                        260,672          12.26
   Dividend Growth                                                     1,339,616          34.72
   Aggressive Equity                                                     203,678          10.30
   Capital Growth                                                        106,226          24.12
   Global Dividend Growth                                                393,772          18.06
   European Growth                                                       348,855          34.10
   Pacific Growth                                                        269,760           7.15
   Equity                                                                763,112          55.47
   S&P 500 Index                                                       1,456,531          11.51
   Competitive Edge "Best Ideas"                                         347,113          10.27
   Strategist                                                            885,767          27.75

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
   Equity Growth                                                         407,925          11.41
   U.S. Real Estate                                                       93,663           8.90
   International Magnum                                                   97,190          10.78
   Emerging Markets Equity                                               142,737           9.13

Investments in the Van Kampen Life Investment Trust:
   Emerging Growth                                                       490,456          15.06



Units relating to accrued contract maintenance charges are included in units redeemed.

Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)


                                                                                      Morgan Stanley Dean Witter Variable
                                                                                           Annuity II AssetManager
                                                                                     ------------------------------------

                                                                                                           Accumulation
                                                                                      Units Outstanding    Unit Value
                                                                                     September 30, 1999  September 30, 1999
                                                                                     ----------------    ----------------
Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                                            222,508            10.38
   Quality Income Plus                                                                     386,229             9.85
   Short-term Bond                                                                           1,059            10.03
   High Yield                                                                              250,133             8.60
   Utilities                                                                               145,827            10.94
   Income Builder                                                                           40,469             9.69
   Dividend Growth                                                                         419,190             9.73
   Aggressive Equity                                                                         5,626            10.30
   Capital Growth                                                                           19,366            10.02
   Global Dividend Growth                                                                   64,463            10.63
   European Growth                                                                          81,244             9.19
   Pacific Growth                                                                           13,946            14.85
   Equity                                                                                  204,496            11.61
   S&P 500 Index                                                                           143,869            10.76
   Competitive Edge "Best Ideas"                                                            48,932            10.12
   Strategist                                                                              199,260            10.88

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
   Equity Growth                                                                            34,913            11.18
   U.S. Real Estate                                                                         13,409             8.96
   International Magnum                                                                     33,302             9.67
   Emerging Markets Equity                                                                  11,667            10.45

Investments in the Van Kampen Life Investment Trust:
   Emerging Growth                                                                          67,405            13.22



Units relating to accrued contract maintenance charges are included in units redeemed.


Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)



                                                                           Morgan Stanley Dean Witter Variable
                                                                              Annuity II AssetManager with
                                                                           Death Benefit or Performance Income
                                                                                    Benefit Option
                                                                          --------------------------------------

                                                                                                    Accumulation
                                                                            Units Outstanding       Unit Value
                                                                            September 30, 1999    September 30, 1999
                                                                          --------------------    --------------
Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                                    236,460                 10.36
   Quality Income Plus                                                             196,505                  9.84
   Short-term Bond                                                                   5,411                 10.02
   High Yield                                                                      329,926                  8.59
   Utilities                                                                       131,137                 10.93
   Income Builder                                                                   49,221                  9.68
   Dividend Growth                                                                 568,032                  9.72
   Aggressive Equity                                                                18,656                 10.29
   Capital Growth                                                                   16,315                 10.00
   Global Dividend Growth                                                           95,276                 10.62
   European Growth                                                                 158,161                  9.17
   Pacific Growth                                                                   28,156                 14.83
   Equity                                                                          316,869                 11.60
   S&P 500 Index                                                                   272,054                 10.74
   Competitive Edge "Best Ideas"                                                    59,249                 10.10
   Strategist                                                                      127,139                 10.87

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
   Equity Growth                                                                    85,751                 11.16
   U.S. Real Estate                                                                 25,188                  8.95
   International Magnum                                                             18,847                  9.65
   Emerging Markets Equity                                                          13,973                 10.43

Investments in the Van Kampen Life Investment Trust:
   Emerging Growth                                                                  85,600                 13.20


Units relating to accrued contract maintenance charges are included in units redeemed.


Northbrook Variable Annuity Account II

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)

                                                                               Morgan Stanley Dean Witter Variable
                                                                                  Annuity II AssetManager with
                                                                                   Performance Income Benefit
                                                                                  and Performance Death Benefit
                                                                                 or the "Best of the Best" Death
                                                                                        Benefit Option
                                                                               ------------------------------------

                                                                                                        Accumulation
                                                                                Units Outstanding       Unit Value
                                                                                September 30, 1999   September 30, 1999
                                                                               -------------------   --------------
Investments in the Morgan Stanley Dean Witter Variable Investment Series :
   Money Market                                                                        122,737               10.35
   Quality Income Plus                                                                 145,844                9.82
   Short-term Bond                                                                      57,745               10.85
   High Yield                                                                           32,107                8.58
   Utilities
   Income Builder                                                                       16,060                9.67
   Dividend Growth                                                                     205,302                9.71
   Aggressive Equity                                                                    21,152               10.29
   Capital Growth                                                                       17,460                9.99
   Global Dividend Growth                                                               52,572               10.60
   European Growth                                                                      42,870                9.16
   Pacific Growth                                                                       36,871               14.81
   Equity                                                                              191,790               11.58
   S&P 500 Index                                                                       113,371               10.72
   Competitive Edge "Best Ideas"                                                        14,593               10.09
   Strategist                                                                           17,463                8.94

Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.:
   Equity Growth                                                                         8,392               11.15
   U.S. Real Estate                                                                     58,614               10.91
   International Magnum                                                                 12,346                9.64
   Emerging Markets Equity                                                              20,637               10.42

Investments in the Van Kampen Life Investment Trust:
   Emerging Growth                                                                      70,449               13.18


Units relating to accrued contract maintenance charges are included in units redeemed.

NORTHBROOK LIFE INSURANCE COMPANY

   Financial Statements as of September 30, 1999
          (unaudited)

                        NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                        SEPTEMBER 30,   DECEMBER 31,
                                                           1999            1998
                                                        -------------  -------------
($ in thousands, except par value data)                  (UNAUDITED)

ASSETS
Investments
   Fixed income securities, at fair value
      (amortized cost $87,390 and $81,156) ..........   $    86,523    $    86,336
   Short-term .......................................         4,047          5,083
                                                        -----------    -----------
         Total investments ..........................        90,570         91,419

Reinsurance recoverable from
   Allstate Life Insurance Company ..................     2,020,444      2,148,091
Other assets ........................................         6,525          6,705
Separate Accounts ...................................     7,313,227      7,031,083
                                                        -----------    -----------
         TOTAL ASSETS ...............................   $ 9,430,766    $ 9,277,298
                                                        ===========    ===========

LIABILITIES
Reserve for life-contingent contract benefits .......   $   146,183    $   145,055
Contractholder funds ................................     1,874,367      2,003,122
Current income taxes payable ........................         1,828          1,830
Deferred income taxes ...............................         1,119          3,316
Payable to affiliates, net ..........................         6,766          5,085
Separate Accounts ...................................     7,313,227      7,031,083
                                                        -----------    -----------
         TOTAL LIABILITIES ..........................     9,343,490      9,189,491
                                                        -----------    -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 4)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
      authorized, issued and outstanding ............         2,500          2,500
Additional capital paid-in ..........................        56,600         56,600
Retained income .....................................        28,739         25,340

Accumulated other comprehensive income:
    Unrealized net capital gains and losses .........          (563)         3,367
                                                        -----------    -----------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          (563)         3,367
                                                        -----------    -----------
         TOTAL SHAREHOLDER'S EQUITY .................        87,276         87,807
                                                        -----------    -----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .   $ 9,430,766    $ 9,277,298
                                                        ===========    ===========




See notes to financial statements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS




                                    THREE MONTHS ENDED   NINE MONTHS ENDED
                                       SEPTEMBER 30,       SEPTEMBER 30,
                                    ------------------   ------------------
($ in thousands)                      1999       1998     1999      1998
                                    -------    -------   -------   -------
                                       (UNAUDITED)          (UNAUDITED)

REVENUES
Net investment income ...........   $ 1,684    $ 1,457   $ 4,668   $ 4,267
Realized capital gains and losses        (8)        12       557        12
                                    -------    -------   -------   -------

INCOME BEFORE INCOME TAX EXPENSE      1,676      1,469     5,225     4,279
Income tax expense ..............       586        524     1,826     1,500
                                    -------    -------   -------   -------

NET INCOME ......................   $ 1,090    $   945   $ 3,399   $ 2,779
                                    =======    =======   =======   =======































See notes to financial statements.


                        NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS



                                                                NINE MONTHS ENDED
                                                                   SEPTEMBER 30,
                                                              ---------------------
($ in thousands)                                                1999         1998
                                                              --------    ---------
                                                                   (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income ................................................   $  3,399    $  2,779
Adjustments to reconcile net income to net cash
    provided by operating activities:
       Depreciation, amortization and other
           non-cash items .................................        192         397
       Realized capital gains and losses ..................       (557)        (12)
       Changes in:
           Reserve for life-contingent contract benefits
               and contractholder funds ...................         20         271
           Income taxes payable ...........................        (82)        922
           Other operating assets and payable to affiliates      1,074       3,804
                                                              --------    --------
               Net cash provided by operating activities ..      4,046       8,161
                                                              --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales ................................     16,059          --
       Investment collections .............................      6,007       7,681
       Investment purchases ...............................    (27,244)    (15,782)
Change in short-term investments, net .....................      1,132         (36)
                                                              --------    --------
               Net cash used in investing activities ......     (4,046)     (8,137)
                                                              --------    --------

NET INCREASE IN CASH ......................................         --          24
CASH AT THE BEGINNING OF PERIOD ...........................         --          --
                                                              --------    --------
CASH AT END OF PERIOD .....................................   $     --    $     24
                                                              ========    ========














See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)




1.    BASIS OF PRESENTATION

      The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

      The financial statements and notes as of September 30, 1999 and for the three month and nine month periods ended September 30, 1999 and 1998 are unaudited. The interim financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. The financial statements and notes should be read in conjunction with the financial statements and notes thereto included in the Northbrook Life Insurance Company Annual Report on Form 10-K for 1998. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

      Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The adoption of this statement had an immaterial impact on the Company's results of operations and financial position.

      To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

2.    REINSURANCE

      The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


      Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by the assuming company under the terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.



                                   THREE MONTHS ENDED    NINE MONTHS ENDED
                                      SEPTEMBER 30,         SEPTEMBER 30,
                                  -------------------   -------------------
         ($ in thousands)           1999       1998       1999       1998
                                  --------   --------   --------   --------

      Premiums                    $    175   $    883   $  2,117   $  1,893
      Contract charges              29,919     25,684     87,499     76,317
      Credited interest, policy
        benefits, and certain
        expenses                    57,864     56,435    171,725    162,165



3.    COMPREHENSIVE INCOME

      The components of other comprehensive income on a pretax and after-tax basis are as follows:

                                                                     THREE MONTHS ENDED SEPTEMBER 30,
                                           -------------------------------------------------------------------------
       ($ in thousands)                                     1999                                      1998
                                           ------------------------------------     --------------------------------

                                                                        AFTER-                               AFTER-
                                              PRETAX        TAX          TAX          PRETAX      TAX         TAX
                                              ------        ---          ---          ------      ---         ---

       Unrealized capital gains and losses:
       Unrealized holding
         (losses) gains arising
         during the period                 $ (1,213)        $425        $ (788)        $2,235     $(783)     $ 1,452
       Less:  reclassification
         adjustment for realized
         net capital
        (losses)gains included in
         net income                              (8)           3            (5)            12        (4)           8
       Unrealized net capital              --------     --------      --------       --------   -------     --------
         (losses) gains                      (1,205)         422          (783)         2,223      (779)       1,444
                                           --------     --------      --------       --------   -------     --------
       Other comprehensive
         (loss) income                     $ (1,205)    $    422          (783)       $ 2,223    $ (779)       1,444
                                           ========     ========                     ========   =======

       Net income                                                        1,090                                   945
                                                                      --------                              --------

       Comprehensive
         income                                                         $  307                                $2,389
                                                                      ========                              ========



                       NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


                                                                    NINE MONTHS ENDED SEPTEMBER 30,
                                           -------------------------------------------------------------------------
       ($ in thousands)                                     1999                                      1998
                                           ------------------------------------     --------------------------------

                                                                        AFTER-                               AFTER-
                                              PRETAX        TAX          TAX          PRETAX      TAX         TAX
                                              ------        ---          ---          ------      ---         ---

       Unrealized capital gains and losses:
       Unrealized holding
         (losses) gains arising
         during the period                 $ (5,490)      $1,922      $ (3,568)        $2,653     $(929)     $ 1,724
       Less:  reclassification
         adjustment for realized
         net capital
         gains included in
         net income                             557         (195)          362             12        (4)           8
       Unrealized net capital              --------     --------      --------       --------   -------     --------
         (losses) gains                      (6,047)       2,117        (3,930)         2,641      (925)       1,716
                                           --------     --------      --------       --------   -------     --------
       Other comprehensive
         (loss) income                     $ (6,047)      $2,117        (3,930)       $ 2,641    $ (925)       1,716
                                           ========       ======                     ========   =======

       Net income                                                        3,399                                 2,779
                                                                      --------                              --------

       Comprehensive
         (loss) income                                                  $ (531)                               $4,495
                                                                      ========                              ========


4.    COMMITMENTS AND CONTINGENT LIABILITIES

      REGULATION AND LEGAL PROCEEDINGS

      The Company is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

      Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                     PART C
                                OTHER INFORMATION



24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

Northbrook Life Insurance Company Financial Statements and Financial Schedule and Northbrook Variable Annuity Account II Financial Statements are included in Part B of this Registration Statement.

         (b)      EXHIBITS

(1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(2)  Not applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

   (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract and Certificate Amendments for the Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

(5)(a) Form of Application for the Morgan Stanley Dean Witter Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
     Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999).

   (b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999.)

(7)  Not applicable

(8)  Forms of  Participation  Agreements:

     (a) Morgan Stanley Dean Witter Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 033-35412) dated April 29, 1996).

     (b)  Morgan Stanley Dean Witter Universal Funds, Inc.

     (c)  AIM Variable  Insurance  Funds,  Inc.

     (d)  Alliance  Variable  Products Series Fund

     (e)  Putnam Variable Trust

     (f)  Van Kampen Life Investment Trust

(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Northbrook Life Insurance Company.

(10)(a) Independent Auditors' Consent.

    (b) Consent of Attorneys

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 033-35412) dated November 12, 1999).

(13)(b) Performance Data Calculations


                          New PCVA Portfolios for January 2000

           AIM Portfolios
           Capital Appreciation
           Growth
           Value

           Alliance Portfolios
           Premier Growth
           Growth
           Growth & Income

           Putnam Portfolios
           International Growth
           Growth & Income
           Voyager

           MSDW Universal Portfolios
           Mid-Cap Value


(14) Not applicable

(99)(a) Power of Attorney for Casey J. Sylla (Incorporated herein by reference to Post-Effective, Amendment No. 12 to Registrant's Registration Statement (File No. 033-35412) dated April 29, 1996).

     (b)  Power  of  Attorney  for  Kevin  R.  Slawin  (Incorporated  herein  by
          reference  to   Post-Effective   Amendment  No.  13  to   Registrant's
          Registration Statement (File No. 033-35412) dated December 31, 1996).

     (c) Powers of Attorney for Louis G. Lower, Michael J. Velotta, Thomas J. Wilson and John R. Hunter (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (File No. 033-35412) dated May 30, 1999).

     (d)  Power  of  Attorney  for  Samuel  H.  Pilch  (Incorporated  herein  by
          reference  to   Post-Effective   Amendment  No.  22  to   Registrant's
          Registration Statement (File No. 033-35412) dated November 12, 1999).


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Louis G. Lower, II                  Chairman of the Board, Chief Executive Officer
Thomas J. Wilson, II                Director, President and Chief Operating Officer
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
Sarah R. Donahue                    Director and Assistant Vice President
John R. Hunter                      Director and Vice President
Kevin R. Slawin                     Director and Vice President
Casey J. Sylla                      Director and Chief Investment Officer
Timothy N. Vander Pas               Director and Assistant Vice President
Marla G. Friedman                   Vice President
Karen C. Gardner                    Vice President
James P. Zils                       Treasurer
Samuel H. Pilch                     Controller
Ronald Johnson                      Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
C. Nelson Strom                     Assistant Vice President and Corporate Actuary
Charles F. Thalheimer               Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel and Chief Compliance Officer
Emma M. Kalaidjian                  Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Gregory C. Sernett                  Assistant Secretary



The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 1999 (File No. 1-11840).


27.  NUMBER OF CONTRACT OWNERS

As of the date of the filing of this Registration Statement, the offering of the Preferred Client Variable Annuity had not commenced.

28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b) The directors and principal officers of the principal underwriter are:


Name and Principal Business                 Positions and Offices
Address* of Each Such Person                with Underwriter

Philip J. Purcell                           Director, Chairman and Chief Executive Officer
Richard M. DeMartini                        Director, President and Chief Operating Officer Dean Witter Capital
James F. Higgins                            Director, President and Chief Operating Officer  Dean Witter Financial
Stephen R. Miller                           Director and Senior Executive Vice President
Mitchell M. Merin                           Director, Executive Vice President and Chief Administrative Officer
Michael H. Stone                            Executive Vice President and Secretary
Raymond J. Drop                             Director, Executive Vice President
Fredrick J. Frohne                          Executive Vice President
E. Davisson Hardman, Jr.                    Executive Vice President
Jeremiah A. Mullins                         Executive Vice President
John H. Schaefer                            Director, Executive Vice President
Robert B. Sculthorpe                        Executive Vice President
Thomas C. Schneider                         Director, Executive Vice President
William B. Smith                            Executive Vice President
Ronald T. Carman                            Senior Vice President, Associate General Counsel  and Assistant Secretary
Paul J. Dubow                               Senior Vice President and Deputy General Counsel
Alexander C. Frank                          Senior Vice President and Treasurer
Michael T. Gregg                            Senior Vice President, Deputy General Counsel and Assistant Secretary
Joseph G. Siniscalchi                       Senior Vice President and Controller, Dean Witter Financial
Kelly McNamara Corley                       Senior Vice President and Director of Governmental Affairs
Charles F. Vadala, Jr.                      Senior Vice President and Chief Financial Officer
Anthony Basile                              Senior Vice President
Michael T. Cunningham                       Senior Vice President
Mary E. Curran                              Senior Vice President
Lorena J. Kern                              Senior Vice President
George R. Ross                              Senior Vice President
Debra M. Aaron                              Vice President
Darlene R. Lockhart                         Vice President
Harvey B. Mogenson                          Vice President
Kevin Mooney                                Vice President
Saul Rosen                                  Vice President
Frank G. Skubic                             Vice President
Eileen S. Wallace                           Vice President
Michael D. Browne                           Assistant Secretary
Marilyn K. Cranney                          Assistant Secretary
Sabrina Hurley                              Assistant Secretary
Joyce L. Kramer                             Assistant Secretary
Bruce F. Alonso                             Director
John J. Mack                                Director
Alan A. Schroder                            Director
Robert G. Scott                             Director


* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.

(c)  Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Name of Principal          Net Underwriting    Compensation  on         Brokerage          Compensation
Underwriter                Discounts and          Redemption            Commissions
                           Commissions
-----------------          ----------------    -----------------        -----------        ------------
Dean Witter Reynolds Inc.       N/A                 N/A                 $49,299,644.67         N/A


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Northbrook Life Insurance Company represents that the fees and charges deducted under the Individual and Group Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 27th day of January, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

(SEAL)

                                 By: /s/MICHAEL J. VELOTTA
                                     ---------------------
                                       Michael J. Velotta
                                       Vice President, Secretary and
                                       General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 27th day of January, 2000.


*/LOUIS G. LOWER, II                Chairman of the Board, Chief
    Louis G. Lower, II              Executive Officer and Director
                                    (Principal Executive Officer)

 /s/MICHAEL J. VELOTTA              Vice President, Secretary, General
   Michael J. Velotta               Counsel and Director

*/THOMAS J. WILSON, II              Vice Chairman and Director
Thomas J. Wilson, II                (Principal Operating Officer)

*/JOHN R. HUNTER                    Director
   John R. Hunter

*/KEVIN R. SLAWIN                   Vice President and Director
   Kevin R. Slawin                  (Principal Financial Officer)

*/CASEY J. SYLLA                    Chief Investment Officer and Director
   Casey J. Sylla

*/SAMUEL H. PILCH                  Controller
    Samuel H. Pilch                 (Principal Accounting Officer)


*/ By Michael J.  Velotta,  pursuant to Powers of Attorney  previously  filed.

                                  EXHIBIT INDEX

Exhibit           Description

(8)               Forms of  Participation  Agreements:

( b )             Morgan Stanley Dean Witter Universal Funds, Inc.
( c )             AIM Variable Insurance Funds, Inc.
( d )             Alliance Variable Products Series Fund
( e )             Putnam Variable Trust
( f )             Van Kampen Life Investment Trust

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel

(10)(a)           Independent Auditors' Consent

(10)(b)           Consent of Attorneys

(13)(b)           Performance Data Calculations

                    New PCVA Portfolios for January 2000

                         AIM Portfolios
                         Capital Appreciation
                         Growth
                         Value

                         Alliance Portfolios
                         Premier Growth
                         Growth
                         Growth & Income

                         Putnam Portfolios
                         International Growth
                         Growth & Income
                         Voyager

                         MSDW Universal Portfolios
                         Mid-Cap Value